UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07384

NICHOLAS APPLEGATE INSTITUTIONAL FUNDS
(Exact name of registrant as specified in its charter)

600 WEST BROADWAY, 30TH FLOOR, SAN DIEGO, CA 92101
(Address, including zip code, of principal executive offices)

Charles H. Field, Jr.
c/o Nicholas-Applegate Capital Management
600 West Broadway, 30th Floor
San Diego, CA 92101
(Name and address of agent for service)

Copy to:
Deborah A. Wussow
c/o Nicholas-Applegate Capital Management
600 West Broadway, 30th Floor
San Diego, CA 92101

Registrant's telephone number, including area code: (619) 687-2988

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS U.S. ULTRA MICRO CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) As of June 30, 2009

	Number of Shares	Value
Common Stock - 97.0%
Applications Software - 1.7%
Ebix, Inc.*	832	$26,058
Auto/Truck Parts & Equipment-Original - 1.3%
Wonder Auto Technology, Inc.*	2,000	20,260
Broadcast Services/Programming - 1.0%
Acacia Research - Acacia Technologies*	2,000	15,740
Chemicals-Specialty - 2.9%
ICO, Inc.*	5,200	14,144
KMG Chemicals, Inc.	2,000	14,580
Omnova Solutions, Inc.*	4,800	15,648
		44,372
Collectibles - 1.3%
RC2 Corp.*	1,500	19,845
Commercial Services - 3.0%
CPI Corp.	1,600	27,184
StarTek, Inc.*	2,200	17,644
		44,828
Communications Software - 1.3%
Seachange International, Inc.*	2,400	19,272
Computer Services - 0.9%
Virtusa Corp.*	1,700	13,651
Computer Software - 1.0%
Double-Take Software, Inc.*	1,774	15,345
Computers-Integrated Systems - 2.1%
Radiant Systems, Inc.*	1,900	15,770
Radisys Corp.*	1,800	16,218
		31,988
Computers-Memory Devices - 1.1%
Xyratex, Ltd.*	3,300	16,467
Direct Marketing - 1.6%
APAC Customer Services, Inc.	4,700	24,111
Disposable Medical Products - 1.1%
Medical Action Industries, Inc.*	1,400	16,030
Distribution/Wholesale - 1.0%
FGX International Holdings, Ltd.*	1,350	15,363
Drug Delivery Systems - 0.7%
Depomed, Inc.*	3,100	10,075
Electronic Components-Miscellaneous - 2.1%
NVE Corp.*	500	24,300
Stoneridge, Inc.*	1,600	7,680
		31,980
Electronic Components-Semiconductors - 3.4%
Ceva, Inc.*	1,792	15,555
MIPS Technologies, Inc. Cl. A*	6,600	19,800
White Electronic Designs Corp.*	3,600	16,668
		52,023
Electronic Measure Instruments - 1.1%
Measurement Specialties, Inc.*	2,400	16,920
Enterprise Software/Services - 1.0%
Opnet Technologies, Inc.*	1,630	14,931
Fisheries - 1.0%
HQ Sustainable Maritime Industries, Inc.*	1,600	14,640
Health Care Cost Containment - 1.3%
Integramed America, Inc.*	2,640	19,166
Human Resources - 0.8%
Hudson Highland Group, Inc.*	6,300	12,348

	Number of Shares	Value
Instruments-Controls - 0.9%
Spectrum Control, Inc.*	1,573	$13,842
Insurance Brokers - 0.6%
Life Partners Holdings, Inc.	652	9,245
Internet Applications Software - 1.7%
Clicksoftware Technologies, Ltd.*	3,900	25,740
Internet Content-Information/News - 1.2%
Health Grades, Inc.*	4,500	17,595
Internet Infrastructure Software - 1.1%
RADVision, Ltd.*	2,200	17,226
Machinery-General Industry - 0.9%
Intevac, Inc.*	1,500	13,065
Medical Instruments - 1.7%
Endologix, Inc.*	3,000	10,020
Vascular Solutions, Inc.*	2,020	15,796
		25,816
Medical Products - 4.0%
ATS Medical, Inc.*	7,735	25,448
Cantel Medical Corp.*	910	14,769
Synovis Life Technologies, Inc.*	963	20,002
		60,219
Medical-Biomedical/Genetics - 2.2%
Facet Biotech Corp.*	1,300	12,077
Ligand Pharmaceuticals, Inc. Cl. B*	3,700	10,582
Repligen Corp.*	2,000	11,000
		33,659
Medical-Drugs - 0.4%
Array Biopharma, Inc.*	2,100	6,594
Medical-Outpatient/Home Medical Care - 3.6%
Almost Family, Inc.*	500	13,055
America Service Group, Inc.*	1,420	22,819
NovaMed, Inc.*	4,770	18,842
		54,716
Oil Companies-Exploration & Production - 4.6%
Double Eagle Petroleum Co.*	2,171	10,811
GeoMet, Inc.*	8,300	9,130
Gulfport Energy Corp.*	3,400	23,290
RAM Energy Resources, Inc.*	13,620	10,910
Rex Energy Corp.*	2,700	15,390
		69,531
Oil Field Machine & Equipment - 1.8%
Gulf Island Fabrication, Inc.	1,000	15,830
T-3 Energy Services, Inc.*	920	10,957
		26,787
Oil-Field Services - 1.0%
Boots & Coots International Control, Inc.*	10,664	14,823
Paper & Related Products - 0.8%
Boise, Inc.*	7,200	12,384
Patient Monitoring Equipment - 1.2%
Somanetics Corp.*	1,138	18,788
Pharmacy Services - 1.2%
BioScrip, Inc.*	3,100	18,352
Physical Practice Management - 0.9%
IPC The Hospitalist Co., Inc.*	510	13,612
Physical Therapy/Rehabilitation Centers - 1.4%
US Physical Therapy, Inc.*	1,410	20,798
Recycling - 1.7%
Metalico, Inc.*	5,600	26,096

	Number of Shares	Value
REITS-Diversified - 1.1%
DuPont Fabros Technology, Inc. - REIT	1,800	$16,956
Retail-Automobile - 1.5%
America's Car-Mart, Inc.*	1,085	22,243
Retail-Drug Store - 1.3%
Allion Healthcare, Inc.*	3,269	19,451
Retail-Restaurants - 4.8%
AFC Enterprises, Inc.*	2,430	16,402
Benihana, Inc. Cl. A*	2,500	15,800
Carrols Restaurant Group, Inc.*	3,400	22,644
Einstein Noah Restaurant Group, Inc.*	1,983	17,153
		71,999
Retirement/Aged Care - 0.8%
Five Star Quality Care, Inc.*	6,100	11,651
Semiconductor Components-Integrated Circuits - 2.4%
Anadigics, Inc.*	4,500	18,855
Techwell, Inc.*	1,986	16,881
		35,736
Steel-Producers - 1.3%
Olympic Steel, Inc.	800	19,576
Telecommunication Equipment - 3.7%
Anaren, Inc.*	1,120	19,802
Applied Signal Technology, Inc.	780	19,898
Symmetricom, Inc.*	2,930	16,906
		56,606
Telecommunication Equipment-Fiber Optics - 1.0%
Oplink Communications, Inc.*	1,300	14,820
Textile-Apparel - 1.0%
Perry Ellis International, Inc.*	2,100	15,288
Therapeutics - 1.7%
Cornerstone Therapeutics, Inc.*	1,500	16,470
Cypress Bioscience, Inc.*	910	8,572
		25,042
Transactional Software - 2.1%
Innerworkings, Inc.*	2,900	13,775
Yucheng Technologies, Ltd.*	2,059	17,563
		31,338
Transport-Marine - 1.8%
CAI International, Inc.*	2,900	14,790
Paragon Shipping, Inc. Cl. A	3,200	11,680
		26,470
Transport-Services - 0.9%
Vitran Corp., Inc.*	1,404	13,900
Transport-Truck - 2.4%
Celadon Group, Inc.*	1,726	14,481
Saia, Inc.*	1,245	22,423
		36,904
Vitamins & Nutrition Products - 0.9%
Omega Protein Corp.*	3,400	13,804
Web Hosting/Design - 1.5%
Terremark Worldwide, Inc.*	4,000	23,120
Wire & Cable Products - 1.2%
Fushi Copperweld, Inc.*	2,200	18,194
Total Common Stock (Cost: $1,260,980)		1,467,399

	Number of Shares	Value
Limited Partnerships - 1.1%
Transport-Marine - 1.1%
Navios Maritime Partners LP* (Cost $13,444)	1,600	$16,000
	Principal Amount
Short Term Investments - 1.7%
Time Deposit - 1.7%
Wells Fargo - Grand Cayman
0.030%, 07/01/09 (Cost: $25,317)	$25,317	$25,317
Total Investments - 99.8% (Cost: $1,299,741)		1,508,716
Other Assets In Excess Of Liabilities - 0.2%		3,508
Net Assets - 100.0%		$1,512,224

*	Non-income producing securities.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS BY SECTOR as of June 30, 2009
Sector	Percent of Net Assets
Consumer, Non-cyclical	28.9%
Technology	17.0
Industrial	14.1
Communications	12.8
Consumer, Cyclical	11.2
Energy	7.4
Basic Materials	5.0
Financial	1.7
Short Term Investments	1.7
Total Investments	99.8
Other assets in excess of liabilities	0.2
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

U.S. MICRO CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) As of June 30, 2009

	Number of Shares	Value
Common Stock - 97.7%
Agricultural Operations - 0.7%
The Andersons, Inc.	12,400	$371,256
Airlines - 0.7%
Hawaiian Holdings, Inc.*	58,100	349,762
Alternative Waste Technology - 0.8%
Darling International, Inc.*	58,400	385,440
Apparel Manufacturers - 0.8%
Maidenform Brands, Inc.*	34,700	398,009
Applications Software - 0.9%
Ebix, Inc.*	13,900	435,348
Auto Repair Centers - 0.4%
Monro Muffler, Inc.	8,600	221,106
Auto/Truck Parts & Equipment-Original - 0.8%
Titan International, Inc.	50,600	377,982
Batteries/Battery Systems - 0.8%
Greatbatch, Inc.*	17,900	404,719
Broadcast Services/Programming - 1.6%
Acacia Research - Acacia Technologies*	52,200	410,814
DG FastChannel, Inc.*	21,400	391,620
		802,434
Building-Heavy Construction - 1.0%
Orion Marine Group, Inc.*	25,700	488,300
Casino Services - 0.8%
Shuffle Master, Inc.*	61,100	403,871
Chemicals-Diversified - 1.5%
Aceto Corp.	46,900	312,823
Innospec, Inc.	39,900	428,925
		741,748
Chemicals-Plastics - 0.8%
Spartech Corp.	41,400	380,466
Chemicals-Specialty - 0.8%
Omnova Solutions, Inc.*	114,800	374,248
Coal - 0.6%
James River Coal Co.*	21,200	320,756
Collectibles - 0.9%
RC2 Corp.*	32,700	432,621
Commercial Services - 1.4%
CPI Corp.	20,100	341,499
StarTek, Inc.*	46,100	369,722
		711,221
Commercial Services-Finance - 0.8%
Dollar Financial Corp.*	28,000	386,120
Communications Software - 1.8%
Seachange International, Inc.*	57,100	458,513
Smith Micro Software, Inc.*	45,900	450,738
		909,251
Computer Services - 0.9%
VanceInfo Technologies, Inc. - ADR*	29,800	440,146
Computers-Integrated Systems - 1.8%
Netscout Systems, Inc.*	45,200	423,976
Radiant Systems, Inc.*	57,200	474,760
		898,736
Computers-Peripheral Equipment - 1.1%
Compellent Technologies, Inc.*	37,100	565,775
Cosmetics & Toiletries - 0.8%
Elizabeth Arden, Inc.*	43,200	377,136

	Number of Shares	Value
Direct Marketing - 1.0%
APAC Customer Services, Inc.	93,200	$478,116
Disposable Medical Products - 2.5%
ICU Medical, Inc.*	11,700	481,455
Medical Action Industries, Inc.*	31,700	362,965
Merit Medical Systems, Inc.*	23,500	383,050
		1,227,470
Distribution/Wholesale - 1.4%
FGX International Holdings, Ltd.*	24,800	282,224
MWI Veterinary Supply, Inc.*	11,700	407,862
		690,086
Drug Delivery Systems - 0.5%
Depomed, Inc.*	69,800	226,850
Electric Products-Miscellaneous - 1.0%
Harbin Electric, Inc.*	32,000	500,480
Electronic Components-Miscellaneous - 0.9%
NVE Corp.*	9,000	437,400
Electronic Components-Semiconductors - 0.7%
Ceva, Inc.*	39,700	344,596
Electronic Connectors - 0.7%
Jinpan International Ltd.	12,900	369,456
Enterprise Software/Services - 2.0%
Opnet Technologies, Inc.*	43,700	400,292
Taleo Corp. Cl. A*	32,948	601,960
		1,002,252
Finance-Consumer Loans - 1.0%
Portfolio Recovery Associates, Inc.*	12,900	499,617
Hazardous Waste Disposal - 0.6%
American Ecology Corp.	17,400	311,808
Insurance Brokers - 0.6%
Life Partners Holdings, Inc.	21,976	311,620
Internet Applications Software - 2.2%
Art Technology Group, Inc.*	152,500	579,500
S1 Corp.*	75,170	518,673
		1,098,173
Internet Infrastructure Software - 1.5%
AsiaInfo Holdings, Inc.*	24,900	428,529
TeleCommunication Systems, Inc. Cl. A*	45,100	320,661
		749,190
Machinery-General Industry - 1.5%
Albany International Corp. Cl. A	31,900	363,022
Intevac, Inc.*	44,500	387,595
		750,617
Medical Imaging Systems - 0.7%
IRIS International, Inc.*	30,900	364,620
Medical Information Systems - 0.8%
Computer Programs & Systems, Inc.	9,800	375,438
Medical Instruments - 0.9%
Symmetry Medical, Inc.*	47,200	439,904
Medical Labs & Testing Services - 1.1%
Bio-Reference Labs, Inc.*	17,960	567,716
Medical Products - 4.0%
ATS Medical, Inc.*	73,800	242,802
Cantel Medical Corp.*	26,700	433,341
Exactech, Inc.*	26,400	382,800
Hanger Orthopedic Group, Inc.*	29,300	398,187
Synovis Life Technologies, Inc.*	25,660	532,958
		1,990,088

	Number of Shares	Value
Medical-Biomedical/Genetics - 2.5%
Facet Biotech Corp.*	28,900	$268,481
Halozyme Therapeutics, Inc.*	35,900	250,223
Immunogen, Inc.*	35,300	303,933
Ligand Pharmaceuticals, Inc. Cl. B*	73,000	208,780
NPS Pharmaceuticals, Inc.*	46,800	218,088
		1,249,505
Medical-Drugs - 1.5%
Array Biopharma, Inc.*	72,600	227,964
Medivation, Inc.*	11,400	255,474
Vivus, Inc.*	43,200	262,656
		746,094
Medical-Nursing Homes - 0.8%
Sun Healthcare Group, Inc.*	46,100	389,084
Medical-Outpatient/Home Medical Care - 1.4%
Almost Family, Inc.*	13,200	344,652
LHC Group, Inc.*	15,200	337,592
		682,244
MRI/Medical Diagnostic Imaging Centers - 0.9%
Alliance HealthCare Services, Inc.*	63,800	467,654
Networking Products - 1.4%
Extreme Networks*	148,500	297,000
Switch & Data Facilities Co., Inc.*	35,500	416,415
		713,415
Non-Ferrous Metals - 1.6%
Brush Engineered Materials, Inc.*	22,400	375,200
Horsehead Holding Corp.*	53,300	397,085
		772,285
Oil Companies-Exploration & Production - 2.7%
Carrizo Oil & Gas, Inc.*	12,400	212,660
GMX Resources, Inc.*	12,200	129,808
Gulfport Energy Corp.*	83,700	573,345
Stone Energy Corp.*	55,900	414,778
		1,330,591
Oil Field Machine & Equipment - 1.3%
Gulf Island Fabrication, Inc.	22,500	356,175
T-3 Energy Services, Inc.*	24,500	291,795
		647,970
Oil-Field Services - 3.1%
Boots & Coots International Control, Inc.*	233,900	325,121
Hornbeck Offshore Services, Inc.*	19,700	421,383
Matrix Service Co.*	30,640	351,747
Willbros Group, Inc.*	35,500	444,105
		1,542,356
Paper & Related Products - 0.8%
Clearwater Paper Corp.*	16,000	404,640
Patient Monitoring Equipment - 0.8%
CardioNet, Inc.*	23,100	376,992
Pharmacy Services - 2.0%
BioScrip, Inc.*	63,700	377,104
Clarient, Inc.*	86,100	320,292
SXC Health Solutions Corp.*	12,300	312,666
		1,010,062
Physical Practice Management - 1.0%
IPC The Hospitalist Co., Inc.*	18,900	504,441
Power Conversion/Supply Equipment - 1.0%
Powell Industries, Inc.*	12,800	474,496
Property/Casualty Insurance - 1.9%
First Mercury Financial Corp.*	28,100	386,937
Meadowbrook Insurance Group, Inc.	81,200	530,236
		917,173

	Number of Shares	Value
Recycling - 1.1%
Metalico, Inc.*	121,000	$563,860
Retail-Automobile - 0.8%
America's Car-Mart, Inc.*	20,000	410,000
Retail-Restaurants - 3.2%
AFC Enterprises, Inc.*	55,800	376,650
Buffalo Wild Wings, Inc.*	9,600	312,192
CKE Restaurants, Inc.	36,700	311,216
Domino's Pizza, Inc.*	40,200	301,098
Einstein Noah Restaurant Group, Inc.*	35,800	309,670
		1,610,826
Satellite Telecommunications - 1.0%
Hughes Communications, Inc.*	20,800	474,864
Semiconductor Components-Integrated Circuits - 3.4%
Anadigics, Inc.*	123,300	516,627
O2Micro International, Ltd. - ADR*	82,370	411,850
Pericom Semiconductor Corp.*	36,700	309,014
Techwell, Inc.*	54,100	459,850
		1,697,341
Semiconductor Equipment - 0.8%
Ultratech, Inc.*	30,900	380,379
Steel-Producers - 1.0%
Olympic Steel, Inc.	21,000	513,870
Telecommunication Equipment - 1.0%
Anaren, Inc.*	27,000	477,360
Textile-Apparel - 0.7%
Perry Ellis International, Inc.*	48,900	355,992
Therapeutics - 2.7%
Cornerstone Therapeutics, Inc.*	31,300	343,674
Cypress Bioscience, Inc.*	49,700	468,174
Inspire Pharmaceuticals, Inc.*	42,700	237,412
Questcor Pharmaceuticals, Inc.*	56,900	284,500
		1,333,760
Transactional Software - 0.7%
Innerworkings, Inc.*	70,200	333,450
Transport-Air Freight - 0.9%
Atlas Air Worldwide Holdings, Inc.*	18,400	426,696
Transport-Marine - 2.7%
Genco Shipping & Trading, Ltd.	19,400	421,368
Safe Bulkers, Inc.	80,800	530,048
Star Bulk Carriers Corp.	100,900	370,303
		1,321,719
Transport-Services - 0.9%
Vitran Corp., Inc.*	42,800	423,720
Transport-Truck - 2.1%
Marten Transport, Ltd.*	22,200	460,872
Saia, Inc.*	33,500	603,335
		1,064,207
Web Hosting/Design - 1.0%
Terremark Worldwide, Inc.*	84,200	486,676
Wire & Cable Products - 0.9%
Fushi Copperweld, Inc.*	51,200	423,424
Total Common Stock (Cost: $47,998,685)		48,439,094

	Principal Amount
Short Term Investments - 2.3%
Time Deposit - 2.3%
Wells Fargo - Grand Cayman
0.030%, 07/01/09 (Cost: $1,106,374)	$1,106,374	$1,106,374
Total Investments - 100.0% (Cost: $49,105,059)		49,545,468
Other Assets In Excess Of Liabilities - 0.0%		17,624
Net Assets - 100.0%		$49,563,092

*	Non-income producing securities.

ADR	-	American Depository Receipt

SCHEDULE OF INVESTMENTS BY SECTOR as of June 30, 2009
Sector	Percent of Net Assets
Consumer, Non-cyclical	28.0%
Industrial	16.9
Technology	14.9
Communications	10.7
Consumer, Cyclical	9.5
Energy	7.7
Basic Materials	6.5
Financial	3.5
Short Term Investments	2.3
Total Investments	100.0
Other assets in excess of liabilities	0.0
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

U.S. EMERGING GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) As of June 30, 2009

	Number of Shares	Value
Common Stock - 96.7%
Aerospace/Defense - 0.9%
Cubic Corp.	1,400	$50,106
National Presto Industries, Inc.	600	45,660
		95,766
Aerospace/Defense-Equipment - 1.5%
BE Aerospace, Inc.	3,600	51,696
Orbital Sciences Corp.*	3,900	59,163
Triumph Group, Inc.	1,300	52,000
		162,859
Agricultural Chemicals - 0.4%
Intrepid Potash, Inc.*	1,500	42,120
Agricultural Operations - 0.7%
The Andersons, Inc.	2,500	74,850
Airlines - 0.7%
Hawaiian Holdings, Inc.*	12,800	77,056
Alternative Waste Technology - 1.1%
Calgon Carbon Corp.*	3,400	47,226
Darling International, Inc.*	10,700	70,620
		117,846
Apparel Manufacturers - 1.1%
Jones Apparel Group, Inc.	7,900	84,767
Quiksilver, Inc.*	17,400	32,190
		116,957
Applications Software - 1.2%
Compuware Corp.*	8,500	58,310
Ebix, Inc.*	2,400	75,168
		133,478
Auto/Truck Parts & Equipment-Original - 0.5%
Titan International, Inc.	7,200	53,784
Batteries/Battery Systems - 0.7%
Greatbatch, Inc.*	3,200	72,352
Beverages-Wine/Spirits - 0.7%
Central European Distribution Corp.*	2,800	74,396
Broadcast Services/Programming - 1.1%
DG FastChannel, Inc.*	2,700	49,410
Liberty Media Corp. - Capital*	5,000	67,800
		117,210
Building-Heavy Construction - 1.3%
Chicago Bridge & Iron Co. Cl. Y	5,900	73,160
Tutor Perini Corp.	3,900	67,704
		140,864
Chemicals-Specialty - 1.0%
Ashland, Inc.	3,800	106,590
Coal - 2.0%
James River Coal Co.*	4,500	68,085
Massey Energy Co.	3,600	70,344
Walter Energy, Inc.	2,000	72,480
		210,909
Commercial Services - 1.1%
AerCap Holdings NV*	9,600	69,312
HMS Holdings Corp.*	1,300	52,936
		122,248
Commercial Services-Finance - 1.1%
Dollar Financial Corp.*	4,700	64,813
Wright Express Corp.*	2,000	50,940
		115,753
Computer Aided Design - 0.4%
Parametric Technology Corp.*	3,800	44,422

	Number of Shares	Value
Computer Software - 0.6%
Double-Take Software, Inc.*	7,600	$65,740
Computers-Integrated Systems - 0.5%
Netscout Systems, Inc.*	6,100	57,218
Computers-Memory Devices - 0.5%
STEC, Inc.*	2,300	53,337
Computers-Peripheral Equipment - 0.5%
Synaptics, Inc.*	1,400	54,110
Consumer Products-Miscellaneous - 1.4%
Jarden Corp.*	4,100	76,875
Tupperware Brands Corp.	2,800	72,856
		149,731
Containers-Paper/Plastic - 0.8%
Rock-Tenn Co. Cl. A	2,200	83,952
Diagnostic Kits - 0.5%
Inverness Medical Innovations, Inc.*	1,600	56,928
Disposable Medical Products - 0.5%
Merit Medical Systems, Inc.*	3,400	55,420
Diversified Manufacturing Operations - 1.2%
Brink's Co.	2,000	58,060
Koppers Holdings, Inc.	2,700	71,199
		129,259
Diversified Operations - 0.3%
Compass Diversified Holdings	4,100	33,169
Drug Delivery Systems - 0.8%
Nektar Therapeutics*	12,900	83,592
E-Commerce/Services - 0.5%
IAC/InterActiveCorp*	3,400	54,570
Electric Products-Miscellaneous - 0.9%
GrafTech International Ltd.*	8,400	95,004
Electronic Components-Semiconductors - 3.8%
Fairchild Semiconductor International, Inc. Cl. A*	10,700	74,793
Macrovision Solutions Corp.*	4,700	102,507
Omnivision Technologies, Inc.*	6,500	67,535
ON Semiconductor Corp.*	6,500	44,590
PMC - Sierra, Inc.*	7,800	62,088
Skyworks Solutions, Inc.*	6,100	59,658
		411,171
Electronic Design Automations - 0.6%
Mentor Graphics Corp.*	11,000	60,170
E-Marketing/Information - 1.2%
Digital River, Inc.*	1,600	58,112
Valueclick, Inc.*	6,300	66,276
		124,388
Enterprise Software/Services - 2.3%
Lawson Software, Inc.*	9,500	53,010
Mantech International Corp. Cl. A*	1,200	51,648
Novell, Inc.*	15,200	68,856
Taleo Corp. Cl. A*	4,200	76,734
		250,248
Entertainment Software - 0.5%
Take-Two Interactive Software, Inc.*	5,600	53,032
E-Services/Consulting - 0.6%
Websense, Inc.*	3,700	66,008
Finance-Consumer Loans - 1.3%
Ocwen Financial Corp.*	4,700	60,959
Portfolio Recovery Associates, Inc.*	1,900	73,587
		134,546

	Number of Shares	Value
Finance-Investment Bankers/Brokers - 0.4%
MF Global, Ltd.*	7,700	$45,661
Food-Miscellaneous/Diversified - 0.5%
M&F Worldwide Corp.*	2,600	52,000
Footwear & Related Apparel - 1.2%
Deckers Outdoor Corp.*	900	63,243
Iconix Brand Group, Inc.*	4,100	63,058
		126,301
Hazardous Waste Disposal - 0.4%
American Ecology Corp.	2,500	44,800
Human Resources - 0.6%
Emergency Medical Services Corp. Cl. A*	1,700	62,594
Instruments-Scientific - 0.7%
FEI Co.*	3,300	75,570
Insurance Brokers - 0.7%
CNinsure, Inc. - ADR*	5,300	71,073
Internet Applications Software - 0.6%
Cybersource Corp.*	4,400	67,320
Internet Connectivity Services - 0.7%
AboveNet, Inc.*	900	72,882
Internet Infrastructure Equipment - 0.4%
Avocent Corp.	3,300	46,068
Internet Infrastructure Software - 0.5%
AsiaInfo Holdings, Inc.*	3,400	58,514
Intimate Apparel - 0.6%
The Warnaco Group, Inc.*	1,900	61,560
Life/Health Insurance - 0.7%
Delphi Financial Group, Inc. Cl. A	3,900	75,777
Machinery-Construction & Mining - 0.7%
Bucyrus International, Inc. Cl. A	2,500	71,400
Machinery-General Industry - 0.6%
Albany International Corp. Cl. A	5,700	64,866
Marine Services - 0.6%
Aegean Marine Petroleum Network, Inc.	4,300	64,930
Medical Instruments - 0.6%
NuVasive, Inc.*	1,500	66,900
Medical Labs & Testing Services - 0.4%
Bio-Reference Labs, Inc.*	1,400	44,254
Medical Products - 3.8%
American Medical Systems Holdings, Inc.*	4,300	67,940
China Medical Technologies, Inc. - ADR	3,400	67,694
Exactech, Inc.*	3,700	53,650
Haemonetics Corp.*	1,200	68,400
Hanger Orthopedic Group, Inc.*	5,100	69,309
PSS World Medical, Inc.*	4,200	77,742
		404,735
Medical Sterilize Product - 0.7%
STERIS Corp.	2,900	75,632
Medical-Biomedical/Genetics - 2.2%
Bio-Rad Laboratories, Inc. Cl. A*	600	45,288
Regeneron Pharmaceuticals, Inc.*	3,200	57,344
Seattle Genetics, Inc.*	7,700	74,844
United Therapeutics Corp.*	700	58,331
		235,807
Medical-Drugs - 1.5%
Eurand NV*	4,700	61,100
Rigel Pharmaceuticals, Inc.*	4,800	58,176

	Number of Shares	Value
Sepracor, Inc.*	2,600	$45,032
		164,308
Medical-Nursing Homes - 0.6%
Sun Healthcare Group, Inc.*	8,200	69,208
Medical-Outpatient/Home Medical Care - 0.9%
Almost Family, Inc.*	2,000	52,220
LHC Group, Inc.*	1,800	39,978
		92,198
Metal-Aluminum - 0.6%
Century Aluminum Co.*	11,000	68,530
MRI/Medical Diagnostic Imaging Centers - 0.7%
Alliance HealthCare Services, Inc.*	10,400	76,232
Networking Products - 0.4%
LogMeIn, Inc.	3,000	48,000
Oil & Gas Drilling - 0.7%
Atwood Oceanics, Inc.*	2,800	69,748
Oil Companies-Exploration & Production - 3.5%
Arena Resources, Inc.*	1,800	57,330
Berry Petroleum Co. Cl. A	3,600	66,924
Comstock Resources, Inc.*	1,600	52,880
Gran Tierra Energy, Inc.*	16,700	57,615
Quicksilver Resources, Inc.*	6,500	60,385
Stone Energy Corp.*	10,400	77,168
		372,302
Oil-Field Services - 4.6%
Cal Dive International, Inc.*	6,100	52,643
Global Industries, Ltd.*	13,400	75,844
Helix Energy Solutions Group, Inc.*	8,500	92,395
Hornbeck Offshore Services, Inc.*	3,000	64,170
Superior Energy Services, Inc.*	3,600	62,172
Tetra Technologies, Inc.*	10,800	85,968
Willbros Group, Inc.*	4,800	60,048
		493,240
Patient Monitoring Equipment - 0.5%
CardioNet, Inc.*	3,200	52,224
Pharmacy Services - 0.7%
Catalyst Health Solutions, Inc.	3,100	77,314
Physical Practice Management - 0.7%
IPC The Hospitalist Co., Inc.*	3,000	80,070
Power Conversion/Supply Equipment - 0.4%
Powell Industries, Inc.*	1,200	44,484
Printing-Commercial - 0.6%
VistaPrint, Ltd.*	1,500	63,975
Property/Casualty Insurance - 1.3%
Amtrust Financial Services, Inc.	6,700	76,380
Tower Group, Inc.	2,600	64,428
		140,808
Real Estate Management/Service - 0.5%
Jones Lang LaSalle, Inc.	1,600	52,368
Retail-Apparel/Shoe - 3.1%
Aeropostale, Inc.*	1,700	58,259
AnnTaylor Stores Corp.*	7,400	59,052
Collective Brands, Inc.*	2,600	37,882
Guess ?, Inc.	2,000	51,560
Hanesbrands, Inc.*	4,500	67,545
Phillips-Van Heusen Corp.	2,100	60,249
		334,547
Retail-Perfume & Cosmetics - 0.6%
Sally Beauty Holdings, Inc.*	9,600	61,056
Retail-Restaurants - 3.1%
Buffalo Wild Wings, Inc.*	1,400	45,528
CEC Entertainment, Inc.*	2,100	61,908

	Number of Shares	Value
CKE Restaurants, Inc.	6,600	$55,968
Cracker Barrel Old Country Store, Inc.	1,900	53,010
Domino's Pizza, Inc.*	7,300	54,677
Jack in the Box, Inc.*	2,600	58,370
		329,461
Satellite Telecom - 0.7%
GeoEye, Inc.*	3,000	70,680
Semiconductor Components-Integrated Circuits - 2.5%
Himax Technologies, Inc. - ADR	18,000	67,500
Integrated Device Technology, Inc.*	11,200	67,648
Pericom Semiconductor Corp.*	7,400	62,308
TriQuint Semiconductor, Inc.*	14,000	74,340
		271,796
Semiconductor Equipment - 0.8%
Tessera Technologies, Inc.*	3,300	83,457
Telecommuications Services - 0.7%
Premiere Global Services, Inc.*	7,000	75,880
Telecommunication Equipment - 0.7%
CommScope, Inc.*	2,700	70,902
Therapeutics - 2.3%
Cypress Bioscience, Inc.*	8,400	79,128
Medarex, Inc.*	8,300	69,305
Onyx Pharmaceuticals, Inc.*	2,300	64,998
Questcor Pharmaceuticals, Inc.*	6,900	34,500
		247,931
Transactional Software - 0.6%
Solera Holdings, Inc.*	2,600	66,040
Transport-Air Freight - 0.8%
Atlas Air Worldwide Holdings, Inc.*	3,800	88,122
Transport-Marine - 2.9%
Diana Shipping, Inc.	4,600	61,272
Excel Maritime Carriers, Ltd. Cl. A	7,100	47,783
Genco Shipping & Trading, Ltd.	4,000	86,880
Gulfmark Offshore, Inc.*	2,300	63,480
Star Bulk Carriers Corp.	12,600	46,242
		305,657
Transport-Rail - 0.6%
Kansas City Southern*	4,100	66,051
Transport-Services - 0.7%
Bristow Group, Inc.*	2,600	77,038
Transport-Truck - 1.3%
Old Dominion Freight Line, Inc.*	1,800	60,426
Saia, Inc.*	4,400	79,244
		139,670
Wire & Cable Products - 0.7%
General Cable Corp.*	1,900	71,402
Wire&Cable Products - 0.7%
Fushi Copperweld, Inc.*	8,500	70,295
Wireless Equipment - 1.3%
InterDigital, Inc.*	2,000	48,880
RF Micro Devices, Inc.*	24,300	91,368
		140,248
Total Common Stock (Cost: $9,837,166)		10,374,939
Limited Partnerships - 0.7%
Pipelines - 0.7%
Targa Resources Partners LP* (Cost $75,099)	5,600	77,672

	Principal Amount
Short Term Investments - 2.6%
Time Deposit - 2.6%
Wells Fargo - Grand Cayman
0.030%, 07/01/09 (Cost: $276,117)	$276,117	$276,117
Total Investments - 100.0% (Cost: $10,188,382)		10,728,728
Other Assets In Excess Of Liabilities - 0.0%		(2,477)
Net Assets - 100.0%		$10,726,251

*	Non-income producing securities.

ADR	-	American Depository Receipt

SCHEDULE OF INVESTMENTS BY SECTOR as of June 30, 2009
Sector	Percent of Net Assets
Consumer, Non-cyclical	24.7%
Industrial	18.9
Technology	14.8
Energy	11.5
Consumer, Cyclical	10.9
Communications	9.4
Financial	4.9
Basic Materials	2.0
Diversified	0.3
Short Term Investments	2.6
Total Investments	100.0
Other assets in excess of liabilities	0.0
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

U.S. SMALL TO MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) As of June 30, 2009

	Number of Shares	Value
Common Stock - 97.6%
Advertising Agencies - 0.7%
Interpublic Group of Cos., Inc.*	5,600	$28,280
Aerospace/Defense-Equipment - 0.7%
Orbital Sciences Corp.*	1,810	27,458
Agricultural Chemicals - 0.6%
Intrepid Potash, Inc.*	800	22,464
Agricultural Operations - 0.6%
The Andersons, Inc.	800	23,952
Alternative Waste Technology - 0.6%
Calgon Carbon Corp.*	1,600	22,224
Apparel Manufacturers - 1.1%
Jones Apparel Group, Inc.	2,800	30,044
Quiksilver, Inc.*	6,100	11,285
		41,329
Applications Software - 2.9%
Compuware Corp.*	4,230	29,018
Ebix, Inc.*	1,200	37,584
Nuance Communications, Inc.*	1,970	23,817
Red Hat, Inc.*	1,100	22,143
		112,562
Auto-Medium & Heavy Duty Trucks - 0.7%
Navistar International Corp.	600	26,160
Batteries/Battery Systems - 0.6%
Greatbatch, Inc.*	1,100	24,871
Broadcast Services/Programming - 2.0%
Acacia Research - Acacia Technologies*	3,800	29,906
DG FastChannel, Inc.*	1,300	23,790
Liberty Media Corp. - Capital*	1,800	24,408
		78,104
Building-Heavy Construction - 0.6%
Chicago Bridge & Iron Co. Cl. Y	2,000	24,800
Cellular Telecommunications - 0.6%
Cellcom Israel, Ltd.	900	23,913
Chemicals-Specialty - 1.0%
Ashland, Inc.	1,400	39,270
Coal - 1.5%
Massey Energy Co.	1,300	25,402
Walter Energy, Inc.	900	32,616
		58,018
Commercial Services - 1.4%
AerCap Holdings NV*	3,800	27,436
StarTek, Inc.*	3,500	28,070
		55,506
Commercial Services-Finance - 1.2%
Dollar Financial Corp.*	2,000	27,580
Wright Express Corp.*	700	17,829
		45,409
Computers-Memory Devices - 0.5%
STEC, Inc.*	800	18,552
Computers-Peripheral Equipment - 0.5%
Synaptics, Inc.*	500	19,325
Consulting Services - 0.8%
FTI Consulting, Inc.*	600	30,432
Consumer Products-Miscellaneous - 2.1%
Jarden Corp.*	1,700	31,875
Scotts Miracle-Gro Co. Cl. A	700	24,535
Tupperware Brands Corp.	1,000	26,020
		82,430

	Number of Shares	Value
Containers-Paper/Plastic - 0.7%
Rock-Tenn Co. Cl. A	710	$27,094
Diagnostic Kits - 0.9%
Inverness Medical Innovations, Inc.*	1,000	35,580
Direct Marketing - 0.7%
APAC Customer Services, Inc.	5,600	28,728
Disposable Medical Products - 0.8%
ICU Medical, Inc.*	750	30,862
Diversified Manufacturing Operations - 2.4%
Brink's Co.	1,090	31,643
Harsco Corp.	1,000	28,300
Koppers Holdings, Inc.	1,300	34,281
		94,224
E-Commerce/Services - 0.5%
IAC/InterActiveCorp*	1,300	20,865
Electric Products-Miscellaneous - 0.9%
GrafTech International, Ltd.*	3,000	33,930
Electronic Components-Miscellaneous - 0.6%
NVE Corp.*	500	24,300
Electronic Components-Semiconductors - 3.8%
Fairchild Semiconductor International, Inc. Cl. A*	4,100	28,659
LSI Corp.*	5,210	23,758
Macrovision Solutions Corp.*	1,520	33,151
ON Semiconductor Corp.*	1,970	13,514
PMC - Sierra, Inc.*	3,020	24,039
Skyworks Solutions, Inc.*	2,190	21,418
		144,539
Electronic Design Automations - 0.6%
Mentor Graphics Corp.*	4,200	22,974
E-Marketing/Information - 0.7%
Digital River, Inc.*	700	25,424
Engineering/R & D Services - 0.9%
KBR, Inc.	1,800	33,192
Enterprise Software/Services - 1.5%
Mantech International Corp. Cl. A*	450	19,368
Novell, Inc.*	4,700	21,291
Sybase, Inc.*	600	18,804
		59,463
Entertainment Software - 0.5%
Changyou.com, Ltd. - ADR*	500	19,235
E-Services/Consulting - 0.7%
Websense, Inc.*	1,450	25,868
Finance-Consumer Loans - 1.5%
Ocwen Financial Corp.*	2,200	28,534
Portfolio Recovery Associates, Inc.*	800	30,984
		59,518
Finance-Investment Bankers/Brokers - 0.4%
MF Global, Ltd.*	2,800	16,604
Food-Miscellaneous/Diversified - 1.1%
M&F Worldwide Corp.*	1,100	22,000
Ralcorp Holdings, Inc.*	330	20,104
		42,104
Footwear & Related Apparel - 1.2%
Deckers Outdoor Corp.*	300	21,081
Iconix Brand Group, Inc.*	1,600	24,608
		45,689
Hazardous Waste Disposal - 0.6%
Stericycle, Inc.*	450	23,189

	Number of Shares	Value
Insurance Brokers - 0.9%
CNinsure, Inc. - ADR*	2,500	$33,525
Internet Applications Software - 1.4%
Art Technology Group, Inc.*	7,800	29,640
Cybersource Corp.*	1,650	25,245
		54,885
Internet Connectivity Services - 1.1%
AboveNet, Inc.*	500	40,490
Internet Infrastructure Equipment - 0.5%
Avocent Corp.	1,470	20,521
Internet Infrastructure Software - 0.5%
AsiaInfo Holdings, Inc.*	1,100	18,931
Internet Security - 0.9%
McAfee, Inc.*	780	32,908
Intimate Apparel - 0.6%
The Warnaco Group, Inc.*	700	22,680
Life/Health Insurance - 0.7%
Delphi Financial Group, Inc. Cl. A	1,400	27,202
Machinery-Construction & Mining - 0.9%
Bucyrus International, Inc. Cl. A	1,200	34,272
Machinery-General Industry - 0.6%
Albany International Corp. Cl. A	2,100	23,898
Marine Services - 0.8%
Aegean Marine Petroleum Network, Inc.	2,000	30,200
Medical Information Systems - 0.6%
Computer Programs & Systems, Inc.	600	22,986
Medical Instruments - 1.3%
Edwards Lifesciences Corp.	350	23,811
NuVasive, Inc.*	600	26,760
		50,571
Medical Products - 3.3%
American Medical Systems Holdings, Inc.*	1,500	23,700
China Medical Technologies, Inc. - ADR	1,100	21,901
Haemonetics Corp.*	500	28,500
Hanger Orthopedic Group, Inc.*	2,000	27,180
PSS World Medical, Inc.*	1,500	27,765
		129,046
Medical Sterilize Product - 0.7%
STERIS Corp.	1,000	26,080
Medical-Biomedical/Genetics - 3.6%
Alexion Pharmaceuticals, Inc.*	630	25,906
Bio-Rad Laboratories, Inc. Cl. A*	330	24,908
Illumina, Inc.*	640	24,922
Life Technologies Corp.	700	29,204
Vertex Pharmaceuticals, Inc.*	900	32,076
		137,016
Medical-Drugs - 1.2%
Biovail Corp.	1,800	24,210
Rigel Pharmaceuticals, Inc.*	1,700	20,604
		44,814
Medical-Generic Drugs - 0.7%
Mylan, Inc.*	2,000	26,100
Medical-Nursing Homes - 0.6%
Sun Healthcare Group, Inc.*	2,930	24,729
Medical-Outpatient/Home Medical Care - 0.4%
LHC Group, Inc.*	730	16,213
Metal-Aluminum - 0.6%
Century Aluminum Co.*	3,900	24,297

	Number of Shares	Value
MRI/Medical Diagnostic Imaging Centers - 0.9%
Alliance HealthCare Services, Inc.*	4,760	$34,891
Oil & Gas Drilling - 0.9%
Atwood Oceanics, Inc.*	1,350	33,628
Oil Companies-Exploration & Production - 4.8%
Arena Resources, Inc.*	640	20,384
Berry Petroleum Co. Cl. A	1,400	26,026
Comstock Resources, Inc.*	700	23,135
Encore Acquisition Co.*	600	18,510
Gran Tierra Energy, Inc.*	7,400	25,530
Plains Exploration & Production Co.*	800	21,888
Quicksilver Resources, Inc.*	2,520	23,411
Stone Energy Corp.*	3,300	24,486
		183,370
Oil-Field Services - 3.1%
Global Industries, Ltd.*	4,000	22,640
Hornbeck Offshore Services, Inc.*	900	19,251
Superior Energy Services, Inc.*	1,500	25,905
Tetra Technologies, Inc.*	3,300	26,268
Willbros Group, Inc.*	2,000	25,020
		119,084
Patient Monitoring Equipment - 0.6%
CardioNet, Inc.*	1,300	21,216
Pharmacy Services - 1.2%
Catalyst Health Solutions, Inc.	1,120	27,933
Omnicare, Inc.	760	19,577
		47,510
Physical Practice Management - 0.8%
IPC The Hospitalist Co., Inc.*	1,120	29,893
Printing-Commercial - 0.6%
VistaPrint, Ltd.*	500	21,325
Property/Casualty Insurance - 1.5%
Amtrust Financial Services, Inc.	2,730	31,122
Tower Group, Inc.	1,000	24,780
		55,902
Real Estate Management/Service - 0.6%
Jones Lang LaSalle, Inc.	700	22,911
Respiratory Products - 0.6%
ResMed, Inc.*	580	23,623
Retail-Apparel/Shoe - 2.9%
Aeropostale, Inc.*	600	20,562
AnnTaylor Stores Corp.*	2,700	21,546
Guess ?, Inc.	700	18,046
Hanesbrands, Inc.*	2,100	31,521
Phillips-Van Heusen Corp.	700	20,083
		111,758
Retail-Restaurants - 1.6%
Buffalo Wild Wings, Inc.*	530	17,236
CKE Restaurants, Inc.	2,730	23,150
Jack in the Box, Inc.*	1,000	22,450
		62,836
Rubber-Tires - 0.7%
Goodyear Tire & Rubber Co.*	2,400	27,024
Satellite Telecommunications - 0.8%
GeoEye, Inc.*	1,300	30,628
Semiconductor Components-Integrated Circuits - 1.9%
Himax Technologies, Inc. - ADR	6,400	24,000
Integrated Device Technology, Inc.*	3,800	22,952
TriQuint Semiconductor, Inc.*	4,750	25,222
		72,174

	Number of Shares	Value
Semiconductor Equipment - 0.8%
Tessera Technologies, Inc.*	1,200	$30,348
Telecommunication Equipment - 0.8%
CommScope, Inc.*	1,100	28,886
Telecommunications Services - 0.7%
Premiere Global Services, Inc.*	2,470	26,775
Transactional Software - 0.8%
Yucheng Technologies, Ltd.*	3,800	32,414
Transport-Air Freight - 1.0%
Atlas Air Worldwide Holdings, Inc.*	1,600	37,104
Transport-Marine - 1.9%
Diana Shipping, Inc.	1,800	23,976
Genco Shipping & Trading, Ltd.	1,100	23,892
Star Bulk Carriers Corp.	6,800	24,956
		72,824
Transport-Services - 0.6%
Bristow Group, Inc.*	800	23,704
Transport-Truck - 1.4%
Con-way, Inc.	700	24,717
Saia, Inc.*	1,700	30,617
		55,334
Wire & Cable Products - 1.5%
Fushi Copperweld, Inc.*	3,600	29,772
General Cable Corp.*	700	26,306
		56,078
Wireless Equipment - 1.0%
InterDigital, Inc.*	600	14,664
RF Micro Devices, Inc.*	6,500	24,440
		39,104
Total Common Stock (Cost: $3,484,142)		3,760,149
Limited Partnerships - 0.6%
Pipelines - 0.6%
Targa Resources Partners LP* (Cost $24,111)	1,800	24,966
	Principal Amount
Short Term Investments - 1.9%
Time Deposit - 1.9%
Wells Fargo - Grand Cayman
0.030%, 07/01/09 (Cost: $72,996)	$72,996	$72,996
Total Investments - 100.1% (Cost: $3,581,249)		3,858,111
Liabilities In Excess of Other Assets - (0.1)%		(3,960)
Net Assets - 100.0%		$3,854,151

*	Non-income producing securities.

ADR	-	American Depository Receipt

SCHEDULE OF INVESTMENTS BY SECTOR as of June 30, 2009
Sector	Percent of Net Assets
Consumer, Non-cyclical	26.2%
Industrial	16.5
Technology	14.4
Communications	13.6
Energy	10.9
Consumer, Cyclical	8.8
Financial	5.6
Basic Materials	2.2
Short Term Investments	1.9
Total Investments	100.1
Liabilities in excess of other assets	(0.1)
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

U.S. SYSTEMATIC LARGE CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) As of June 30, 2009

	Number of Shares	Value
Common Stock - 99.3%
Aerospace/Defense - 5.8%
Lockheed Martin Corp.	1,300	$104,845
Northrop Grumman Corp.	2,200	100,496
Raytheon Co.	1,600	71,088
		276,429
Agricultural Operations - 0.9%
Archer-Daniels-Midland Co.	1,600	42,832
Applications Software - 5.5%
Microsoft Corp.	11,000	261,470
Auto-Cars/Light Trucks - 0.8%
Ford Motor Co.*	6,200	37,634
Beverages-Non-alcoholic - 3.3%
Coca-Cola Co.	1,700	81,583
Coca-Cola Enterprises, Inc.	4,400	73,260
		154,843
Building-Residential/Commercial - 0.7%
Pulte Homes, Inc.	3,900	34,437
Computers - 11.2%
Apple, Inc.*	1,000	142,430
Dell, Inc.*	5,300	72,769
Hewlett-Packard Co.	3,300	127,545
International Business Machines Corp.	1,800	187,956
		530,700
Computers-Memory Devices - 0.5%
EMC Corp./Massachusetts*	1,900	24,890
Cosmetics & Toiletries - 1.2%
Procter & Gamble Co.	1,100	56,210
Diversified Manufacturing Operations - 1.5%
3M Co.	700	42,070
General Electric Co.	2,500	29,300
		71,370
E-Commerce/Products - 1.6%
Amazon.com, Inc.*	900	75,294
E-Commerce/Services - 2.3%
eBay, Inc.*	5,100	87,363
priceline.com, Inc.*	200	22,310
		109,673
Electric-Integrated - 1.1%
PG&E Corp.	1,300	49,972
Electronic Components-Semiconductors - 3.4%
Intel Corp.	5,200	86,060
Texas Instruments, Inc.	1,900	40,470
Xilinx, Inc.	1,600	32,736
		159,266
Engineering/R & D Services - 1.6%
URS Corp.*	1,500	74,280
Enterprise Software/Services - 2.4%
Oracle Corp.	5,400	115,668
Food-Dairy Products - 0.9%
Dean Foods Co.*	2,300	44,137
Food-Miscellaneous/Diversified - 0.5%
Kraft Foods, Inc. Cl. A	900	22,806
Gold Mining - 1.0%
Newmont Mining Corp.	1,100	44,957
Medical Products - 2.6%
Johnson & Johnson	2,200	124,960
Medical-Biomedical/Genetics - 1.1%
Amgen, Inc.*	1,000	52,940

	Number of Shares	Value
Medical-Drugs - 5.2%
Abbott Laboratories	1,600	$75,264
Bristol-Myers Squibb Co.	4,200	85,302
Schering-Plough Corp.	3,400	85,408
		245,974
Medical-Generic Drugs - 0.5%
Mylan, Inc.*	1,800	23,490
Medical-HMO - 1.6%
UnitedHealth Group, Inc.	1,600	39,968
WellPoint, Inc.*	700	35,623
		75,591
Multi-line Insurance - 1.1%
ACE, Ltd.	1,200	53,076
Multimedia - 0.5%
Time Warner, Inc.	933	23,502
Networking Products - 4.0%
Cisco Systems, Inc.*	10,100	188,264
Oil & Gas Drilling - 1.5%
ENSCO International, Inc.	2,000	69,740
Oil Companies-Exploration & Production - 3.7%
Occidental Petroleum Corp.	700	46,067
Southwestern Energy Co.*	2,500	97,125
XTO Energy, Inc.	800	30,512
		173,704
Oil Companies-Integrated - 1.2%
Exxon Mobil Corp.	800	55,928
Oil Field Machine & Equipment - 0.5%
Cameron International Corp.*	800	22,640
Oil Refining & Marketing - 1.2%
Valero Energy Corp.	3,300	55,737
Pharmacy Services - 3.0%
Express Scripts, Inc. Cl. A*	300	20,625
Medco Health Solutions, Inc.*	1,600	72,976
Omnicare, Inc.	1,800	46,368
		139,969
Property/Casualty Insurance - 0.8%
The Travelers Cos, Inc.	900	36,936
REITS-Mortgage - 1.0%
Annaly Capital Management, Inc. - REIT	3,200	48,448
Retail-Bedding - 0.5%
Bed Bath & Beyond, Inc.	800	24,600
Retail-Discount - 5.8%
Family Dollar Stores, Inc.	1,700	48,110
Target Corp.	1,400	55,258
Wal-Mart Stores, Inc.	3,500	169,540
		272,908
Retail-Drug Store - 1.1%
CVS Caremark Corp.	1,600	50,992
Retail-Regional Department Stores - 0.6%
Kohl's Corp.*	700	29,925
Retail-Restaurants - 3.2%
Darden Restaurants, Inc.	1,600	52,768
McDonald's Corp.	1,000	57,490
Panera Bread Co. Cl. A*	800	39,888
		150,146
Semicon Components-Integrated Circuits - 1.2%
Marvell Technology Group, Ltd.*	4,800	55,872

	Number of Shares	Value
Telecommunication Equipment-Fiber Optics - 0.5%
Corning, Inc.	1,600	$25,696
Telephone-Integrated - 1.3%
AT&T, Inc.	2,500	62,100
Tobacco - 1.7%
Lorillard, Inc.	500	33,885
Philip Morris International, Inc.	1,100	47,982
		81,867
Transport-Rail - 0.6%
Union Pacific Corp.	500	26,030
Web Portals/ISP - 4.5%
Google, Inc. Cl. A*	500	210,795
Wireless Equipment - 2.6%
QUALCOMM, Inc.	2,700	122,040
Total Common Stock (Cost: $4,344,370)		4,690,738
	Principal Amount
Short Term Investments - 0.8%
Time Deposit - 0.8%
Wells Fargo - Grand Cayman
0.030%, 07/01/09 (Cost: $37,184)	$37,184	$37,184
Total Investments - 100.1% (Cost: $4,381,554)		4,727,922
Liabilities In Excess of Other Assets - (0.1)%		(3,307)
Net Assets - 100.0%		$4,724,615

*	Non-income producing securities.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS BY SECTOR as of June 30, 2009
Sector	Percent of Net Assets
Technology	24.2%
Consumer, Non-cyclical	22.5
Communications	17.3
Consumer, Cyclical	12.7
Industrial	9.5
Energy	8.1
Financial	2.9
Utilities	1.1
Basic Materials	1.0
Short Term Investments	0.8
Total Investments	100.1
Liabilities in excess of other assets	(0.1)
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

U.S. CONVERTIBLE FUND SCHEDULE OF INVESTMENTS (Unaudited) As of June 30, 2009

	Principal Amount	Value
Convertible Corporate Bonds - 81.1%
Advertising Agencies - 1.4%
Interpublic Group of Cos, Inc.
4.250%, 03/15/23	$5,435,000	$4,850,738
Aerospace/Defense-Equipment - 1.2%
Orbital Sciences Corp.
2.438%, 01/15/27	4,415,000	4,056,281
Applications Software - 1.4%
Nuance Communications, Inc.
2.750%, 08/15/27	5,650,000	4,844,875
Auto/Truck Parts & Equipment-Original - 1.3%
BorgWarner, Inc.
3.500%, 04/15/12	3,505,000	4,429,444
Batteries/Battery Systems - 1.5%
EnerSys●
3.375%, 06/01/38	6,905,000	5,334,113
Brewery - 1.2%
Molson Coors Brewing Co.
2.500%, 07/30/13	3,985,000	4,273,913
Broadcast Services/Programming - 1.2%
Liberty Media LLC
3.125%, 03/30/23	4,855,000	4,144,956
Building-Residential/Commercial - 0.9%
DR Horton, Inc.
2.000%, 05/15/14	3,225,000	3,096,000
Casino Services - 1.5%
International Game Technology 144A#
3.250%, 05/01/14	4,655,000	5,033,219
Cellular Telecommunications - 1.4%
Leap Wireless International, Inc. 144A#
4.500%, 07/15/14	6,055,000	4,767,707
Coal - 1.2%
Peabody Energy Corp.
4.750%, 12/15/41	5,950,000	4,306,313
Commercial Services - 3.1%
Alliance Data Systems Corp. 144A#
1.750%, 08/01/13	7,020,000	5,194,799
Alliance Data Systems Corp. 144A#
4.750%, 05/15/14	885,000	917,081
Quanta Services, Inc. 144A#
3.750%, 04/30/26	870,000	1,026,600
Quanta Services, Inc.
3.750%, 04/30/26	3,065,000	3,616,700
		10,755,180
Consulting Services - 1.3%
FTI Consulting, Inc.
3.750%, 07/15/12	2,558,000	4,335,810
Diagnostic Kits - 1.4%
Inverness Medical Innovations, Inc.
3.000%, 05/15/16	5,075,000	4,821,250
Electronic Components-Semiconductors - 6.7%
Advanced Micro Devices, Inc.
5.750%, 08/15/12	8,005,000	4,963,099
Intel Corp.
2.950%, 12/15/35	4,960,000	4,191,200
Micron Technology, Inc.
4.250%, 10/15/13	4,215,000	4,921,013
ON Semiconductor Corp.
2.625%, 12/15/26	5,370,000	4,819,575
Skyworks Solutions, Inc.
1.250%, 03/01/10	1,680,000	1,896,300
Skyworks Solutions, Inc.
1.500%, 03/01/12	2,280,000	2,619,150
		23,410,337

	Principal Amount	Value
Electronic Measure Instruments - 1.3%
Itron, Inc.
2.500%, 08/01/26	$4,155,000	$4,560,113
Electronics-Military - 1.0%
Level-3 Communications Holdings, Inc.
3.000%, 08/01/35	3,590,000	3,468,838
Energy-Alternate Sources - 1.5%
Covanta Holding Corp.
1.000%, 02/01/27	2,475,000	2,159,438
Covanta Holding Corp. 144A#
3.250%, 06/01/14	2,860,000	3,106,675
		5,266,113
Enterprise Software/Services - 1.6%
Lawson Software, Inc.
2.500%, 04/15/12	3,895,000	3,335,093
Sybase, Inc.
1.750%, 02/22/25	1,725,000	2,220,938
		5,556,031
Footwear & Related Apparel - 1.6%
Iconix Brand Group, Inc.
1.875%, 06/30/12	6,265,000	5,395,731
Instruments-Scientific - 1.5%
Fisher Scientific International, Inc.
3.250%, 03/01/24	4,200,000	5,129,250
Internet Content-Entertainment - 0.8%
Shanda Interactive Entertainment, Ltd. 144A#
2.000%, 09/15/11	1,910,000	2,817,250
Internet Infrastructure Software - 1.1%
Akamai Technologies, Inc.
1.000%, 12/15/33	2,730,000	3,644,550
Internet Security - 2.4%
Symantec Corp.
1.000%, 06/15/13	4,645,000	4,645,000
VeriSign, Inc.
3.250%, 08/15/37	5,525,000	3,681,031
		8,326,031
Investment Management/Advisor Services - 0.3%
BlackRock, Inc.
2.625%, 02/15/35	570,000	1,010,325
Machinery-Farm - 1.4%
AGCO Corp.
1.250%, 12/15/36	5,185,000	4,744,275
Machinery-General Industry - 1.1%
Roper Industries, Inc.●
0.000%, 01/15/34	6,855,000	3,898,781
Medical Instruments - 2.8%
Medtronic, Inc.
1.625%, 04/15/13	4,315,000	3,996,769
NuVasive, Inc. 144A#
2.250%, 03/15/13	4,945,000	5,563,125
		9,559,894
Medical-Biomedical/Genetics - 4.1%
Gilead Sciences, Inc. 144A#
0.625%, 05/01/13	1,905,000	2,469,356
Gilead Sciences, Inc.
0.625%, 05/01/13	1,970,000	2,553,613
Illumina, Inc.
0.625%, 02/15/14	2,675,000	4,838,405
Life Technology Corp.
2.000%, 08/01/23	3,460,000	4,381,225
		14,242,599

	Principal Amount	Value
Medical-Drugs - 1.5%
Biovail Corp. 144A#
5.375%, 08/01/14	$4,695,000	$5,258,400
Medical-Generic Drugs - 1.3%
Mylan, Inc.
1.250%, 03/15/12	5,280,000	4,600,200
Motion Pictures & Services - 1.4%
Macrovision Corp.
2.625%, 08/15/11	5,085,000	4,919,738
Networking Products - 1.4%
Anixter International, Inc.
1.000%, 02/15/13	5,835,000	4,835,756
Oil & Gas Drilling - 1.0%
Transocean, Inc.
1.500%, 12/15/37	3,765,000	3,336,731
Oil Companies-Exploration & Production - 1.4%
Chesapeake Energy Corp.
2.500%, 05/15/37	6,620,000	4,716,750
Oil Field Machinery & Equipment - 1.5%
Cameron International Corp.
2.500%, 06/15/26	4,570,000	5,215,513
Oil-Field Services - 4.0%
Hornbeck Offshore Services, Inc.●
1.625%, 11/15/26	5,405,000	4,305,083
Oil States International, Inc.
2.375%, 07/01/25	4,570,000	4,558,575
Schlumberger Ltd.
2.125%, 06/01/23	3,275,000	4,859,280
		13,722,938
Power Conversion/Supply Equipment - 1.5%
JA Solar Holdings Co., Ltd.
4.500%, 05/15/13	6,829,000	5,155,895
REITS-Diversified - 1.3%
Digital Realty Trust LP 144A#
4.125%, 08/15/26	3,840,000	4,588,800
REITS-Office Property - 1.5%
Boston Properties LP
3.750%, 05/15/36	5,825,000	5,162,406
REITS-Shopping Centers - 0.7%
Developers Diversified Realty Corp.
3.000%, 03/15/12	3,515,000	2,460,500
REITS-Warehouse/Industrial - 1.3%
ProLogis
2.250%, 04/01/37	5,765,000	4,640,825
Retail-Automobile - 0.9%
Sonic Automotive, Inc.●
4.250%, 11/30/15	3,645,000	3,166,594
Steel-Producers - 1.2%
Steel Dynamics, Inc.
5.125%, 06/15/14	3,750,000	4,143,750
Super-Regional Banks-US - 1.1%
US BanCorp.++
0.000%, 09/20/36	4,065,000	3,709,313
Telecommunications Services - 2.2%
MasTec, Inc.
4.000%, 06/15/14	3,770,000	3,647,475
TW Telecom, Inc.
2.375%, 04/01/26	4,925,000	4,143,156
		7,790,631
Telephone-Integrated - 1.4%
Qwest Communications International, Inc.
3.500%, 11/15/25	4,865,000	4,816,350

	Principal Amount	Value
Toys - 1.3%
Hasbro, Inc.
2.750%, 12/01/21	$3,574,000	$4,346,878
Web Hosting/Design - 1.3%
Equinix, Inc.
2.500%, 04/15/12	5,190,000	4,671,000
Wire & Cable Products - 1.4%
General Cable Corp.
0.875%, 11/15/13	5,410,000	4,936,625
Wireless Equipment - 1.3%
American Tower Corp.
3.000%, 08/15/12	2,995,000	4,623,531
Total Convertible Corporate Bonds (Cost: $285,979,194)		280,899,041
Convertible Preferred Stock - 15.0%
Chemicals-Diversified - 1.3%
Celanese Corp.
4.250%, 12/31/49	143,985	4,547,046
Electric-Generation - 1.4%
AES Trust III
6.750%, 10/15/29	117,488	5,020,262
Finance-Investment Bankers/Brokers - 1.1%
Citigroup, Inc.
6.500%, 12/31/49	109,100	3,661,396
Medical-Drugs - 1.0%
Schering-Plough Corp.
6.000%, 08/13/10	16,035	3,635,135
Metal-Diversified - 1.6%
Freeport-McMoRan Copper & Gold, Inc.
6.750%, 05/01/10	68,715	5,458,032
Multi-line Insurance - 1.3%
XL Capital, Ltd.
10.750%, 08/15/11	233,275	4,548,863
Oil Companies-Exploration & Production - 0.3%
Whiting Petroleum Corp.
6.250%, 12/31/49	10,715	1,056,928
REITS-Regional Malls - 1.5%
Simon Property Group, Inc.
6.000%, 12/31/49	111,450	5,249,295
Special Purpose Entity - 1.1%
Omnicare Capital Trust II
4.000%, 06/15/33	106,380	3,772,235
Super-Regional Banks-US - 4.4%
Bank of America Corp.
7.250%, 12/31/49	6,630	5,542,879
Fifth Third Bancorp
8.500%, 12/31/49	38,550	3,396,255
Wells Fargo & Co.
7.500%, 12/31/49	7,840	6,154,164
		15,093,298
Total Convertible Preferred Stock (Cost: $51,101,442)		52,042,490

	Number of Shares
Common Stock - 1.2%
Retail-Major Department Stores - 1.2%
TJX Cos, Inc. (Cost: $3,697,444)	130,481	4,104,932

	Principal Amount
Short Term Investments - 2.2%
Time Deposit - 2.2%
Citibank, Nassau
0.030%, 07/01/09 (Cost: $7,701,136)	$7,701,136	$7,701,136
Total Investments -99.5% (Cost: $348,479,216)		344,747,599
Other Assets In Excess Of Liabilities - 0.5%		1,697,784
Net Assets - 100.0%		$346,445,383

●	Step Bond: Coupon is a fixed rate for an initial period then resets at a specific date and rate.
#	144A Security. Certain condition for public sale may exist. The total market value of 144A securities owned at June 30, 2009 was $40,743,012 or 11.76% of net assets.
++	The coupon rate shown on floating rate securities represents the rate at June 30, 2009.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS BY SECTOR as of June 30, 2009
Sector	Percent of Net Assets
Consumer, Non-cyclical	17.7%
Communications	15.9
Financial	15.6
Industrial	11.9
Energy	10.9
Consumer, Cyclical	10.1
Technology	9.7
Basic Materials	4.1
Utilities	1.4
Short Term Investments	2.2
Total Investments	99.5
Other assets in excess of liabilities	0.5
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

GLOBAL SELECT FUND SCHEDULE OF INVESTMENTS (Unaudited) As of June 30, 2009

	Number of Shares	Value
Common Stock - 96.2%
Australia - 1.6%
BHP Billiton, Ltd.	12,119	$340,173
Belgium - 3.0%
Anheuser-Busch InBev NV	9,507	343,243
Umicore	12,178	276,207
		619,450
Brazil - 0.6%
Companhia Brasileira de Meios de Pagamento*	14,600	125,528
Finland - 1.0%
Sampo OYJ Cl. A	10,530	198,655
France - 3.9%
BNP Paribas	4,495	291,602
GDF Suez	7,750	288,504
Ingenico	11,862	226,280
		806,386
Germany - 3.9%
Bayer AG	3,487	186,936
Fresenius Medical Care AG & Co. KGaA	8,468	378,778
RWE AG	3,149	247,746
		813,460
Hong Kong - 1.8%
China Mobile, Ltd.	37,000	370,475
Ireland - 1.3%
Icon PLC - ADR*	12,500	269,750
Israel - 1.5%
Teva Pharmaceutical Industries, Ltd. - ADR	6,200	305,908
Japan - 9.3%
ABC-Mart, Inc.	10,000	257,035
Asics Corp.	32,000	291,859
Fanuc, Ltd.	3,900	313,664
Marubeni Corp.	56,000	248,412
Mitsubishi UFJ Financial Group, Inc.	48,700	301,836
Nissin Food Holdings Co., Ltd.	7,600	230,005
Tsumura & Co.	9,000	280,769
		1,923,580
Kuwait - 0.2%
Global Investment House KSCC - GDR*	17,747	32,832
Netherlands - 4.7%
ING Groep NV	34,078	342,818
Koninklijke KPN NV	27,410	376,739
Nutreco Holding NV	6,682	260,415
		979,972
Republic of China - 0.8%
China Green Holdings, Ltd.	159,000	167,206
Peace Mark Holdings, Ltd.*	314,000	405
		167,611
Spain - 4.9%
Iberdrola Renovables SA*	76,341	348,544
Tecnicas Reunidas SA	6,362	300,103
Telefonica SA	16,135	364,824
		1,013,471
Switzerland - 9.1%
ABB, Ltd.*	15,797	248,092
ACE, Ltd.	5,600	247,688
Alcon, Inc.	3,300	383,196
Nestle SA	8,390	315,681
Roche Holding AG	2,525	342,920
Transocean, Ltd.	4,500	334,305
		1,871,882

	Number of Shares	Value
United Kingdom - 11.8%
ARM Holdings PLC	173,300	$341,765
BG Group PLC	20,174	338,216
Croda International PLC	30,075	264,237
HSBC Holdings PLC	49,490	409,552
IG Group Holdings PLC	76,604	353,550
Marks & Spencer Group PLC	43,831	220,880
Petrofac, Ltd.	25,525	281,640
Wellstream Holdings PLC	27,457	231,740
		2,441,580
United States - 36.8%
Anadarko Petroleum Corp.	6,700	304,113
Ansys, Inc.*	11,300	352,108
Apple, Inc.*	2,900	413,047
Bank of America Corp.	27,000	356,400
Best Buy Co., Inc.	6,300	210,987
Corning, Inc.	25,600	411,136
Ecolab, Inc.	10,100	393,799
FedEx Corp.	5,700	317,034
Guess ?, Inc.	9,800	252,644
JP Morgan Chase & Co.	12,300	419,553
Kellogg Co.	7,400	344,618
Lockheed Martin Corp.	3,700	298,405
Monsanto Co.	3,300	245,322
Nike, Inc. Cl. B	5,700	295,146
Occidental Petroleum Corp.	4,900	322,469
Oracle Corp.	22,600	484,091
Praxair, Inc.	4,800	341,136
Procter & Gamble Co.	5,800	296,380
Target Corp.	6,900	272,343
The Bank of New York Mellon Corp.	9,000	263,790
Thermo Fisher Scientific, Inc.*	8,000	326,160
URS Corp.*	7,000	346,640
XTO Energy, Inc.	8,100	308,934
		7,576,255
Total Common Stock (Cost: $19,811,495)		19,856,968
	Principal Amount
Short Term Investments - 4.2%
Time Deposit - 4.2%
Citibank, Nassau
0.030%, 07/01/09 (Cost: $875,765)	$875,765	$875,765
Total Investments -100.4% (Cost: $20,687,260)		20,732,733
Liabilities In Excess of Other Assets - (0.4)%		(92,681)
Net Assets - 100.0%		$20,640,052

*	Non-income producing securities.

ADR	-	American Depository Receipt
GDR	-	Global Depository Receipt

See Accompanying Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS BY SECTOR as of June 30, 2009
Sector	Percent of Net Assets
Consumer, Non-cyclical	19.7%
Financial	15.7
Energy	12.0
Industrial	10.4
Basic Materials	9.9
Consumer, Cyclical	9.8
Technology	8.9
Communications	7.2
Utilities	2.6
Short Term Investments	4.2
Total Investments	100.4
Liabilities in excess of other assets	(0.4)
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

INTERNATIONAL GROWTH OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Unaudited) As of June 30 2009

	Number of Shares	Value
Common Stock - 89.3%
Australia - 4.0%
Mount Gibson Iron, Ltd.*	1,485,281	$1,080,698
Paladin Energy, Ltd.*	292,444	1,165,582
Western Areas NL*	287,499	1,371,328
		3,617,608
Belgium - 4.1%
EVS Broadcast Equipment SA	47,467	2,392,205
Umicore	61,156	1,387,070
		3,779,275
Bermuda - 1.2%
Allied World Assurance Co. Holdings, Ltd.	27,600	1,126,908
Canada - 2.2%
Capstone Mining Corp.*	507,900	1,123,953
RONA, Inc.	81,400	893,658
		2,017,611
France - 6.4%
EDF Energies Nouvelles SA	39,523	1,960,250
Ingenico	87,412	1,667,475
Nexans SA	25,283	1,342,814
SCOR SE	38,404	787,002
		5,757,541
Germany - 2.7%
SGL Carbon AG*	47,494	1,466,250
Wirecard AG	98,950	964,606
		2,430,856
Greece - 1.7%
JUMBO SA	160,851	1,574,811
Hong Kong - 1.8%
China Power International Development, Ltd.*	5,066,000	1,614,573
Ireland - 1.3%
Icon PLC - ADR*	56,900	1,227,902
Italy - 5.6%
Ansaldo STS SpA	64,887	1,194,100
Autogrill SpA	113,020	951,958
Azimut Holding SpA	101,397	960,727
Maire Tecnimont SpA	613,744	2,001,518
		5,108,303
Japan - 17.1%
ABC-Mart, Inc.	44,400	1,141,234
Asics Corp.	141,600	1,291,475
Hogy Medical Co., Ltd.	10,600	538,322
Mizuho Securities Co., Ltd.	237,000	744,271
NTT Urban Development Corp.	1,510	1,463,285
OKUMA Corp.	220,000	1,037,467
Pigeon Corp.	25,500	811,370
Point, Inc.	24,700	1,326,071
Seven Bank, Ltd.	425	1,113,981
The Japan Steel Works, Ltd.	121,300	1,498,572
Torishima Pump Manufacturing Co., Ltd.	70,300	1,031,713
Towa Pharmaceutical Co., Ltd.	26,400	1,324,309
Tsumura & Co.	29,000	904,700
Unicharm Petcare Corp.	44,300	1,324,615
		15,551,385
Netherlands - 3.5%
Nutreco Holding NV	32,686	1,273,859
Unit 4 Agresso NV*	117,109	1,913,664
		3,187,523
Norway - 1.2%
Pronova BioPharma AS*	421,000	1,118,472

	Number of Shares	Value
Republic of China - 4.3%
China Green Holdings, Ltd.	1,998,000	$2,101,109
Golden Eagle Retail Group, Ltd.	877,000	1,018,445
Lumena Resources Corp.*	2,832,000	840,459
Peace Mark Holdings, Ltd.*	2,428,000	3,133
		3,963,146
Singapore - 2.8%
Hyflux, Ltd.	789,000	1,199,295
StarHub, Ltd.	912,500	1,349,190
		2,548,485
Spain - 1.7%
Grifols SA	90,154	1,592,062
Sweden - 1.5%
Loomis AB Cl. B*	141,057	1,397,307
Switzerland - 2.3%
Banque Cantonale Vaudoise	3,928	1,237,940
Partners Group Holding AG	9,317	902,958
		2,140,898
United Arab Emirates - 0.4%
Lamprell PLC	216,242	405,975
United Kingdom - 23.5%
ARM Holdings PLC	545,020	1,074,835
ASOS PLC*	223,854	1,253,423
Babcock International Group	217,225	1,720,715
Chemring Group PLC	50,382	1,800,484
Croda International PLC	184,698	1,622,746
Dana Petroleum PLC*	72,850	1,682,022
IG Group Holdings PLC	395,834	1,826,892
N Brown Group PLC	285,902	1,011,124
Petrofac, Ltd.	162,318	1,791,000
Restaurant Group PLC	548,393	1,291,463
Rotork PLC	90,860	1,238,211
RPS Group PLC	437,091	1,441,446
SSL International PLC	130,325	1,111,761
Victrex PLC	161,593	1,496,922
Wellstream Holdings PLC	120,496	1,016,999
		21,380,043
Total Common Stock (Cost: $81,770,952)		81,540,684
Equity-Linked Securities - 3.5%
Taiwan - 3.5%
Credit Suisse FB Giant Manufacturing - 8/22/11	535,200	1,287,049
Merrill Lynch Wistron Corp. - 12/03/12 144A#,*	1,123,977	1,867,038
		3,154,087
Total Equity-Linked Securities (Cost: $2,285,053)		3,154,087
Preferred Stock - 2.0%
Brazil - 2.0%
Banco do Estado do Rio Grande do Sul (Cost: $2,005,460)	457,500	1,844,193
	Principal Amount
Short Term Investments - 5.1%
Time Deposit - 5.1%
Wells Fargo - Grand Cayman
0.030%, 07/01/09 (Cost: $4,622,271)	$4,622,271	$4,622,271
Total Investments -99.9% (Cost: $90,683,736)		91,161,235
Other Assets In Excess Of Liabilities - 0.1%		58,141
Net Assets - 100.0%		$91,219,376

*	Non-income producing securities.
#	144A Security. Certain condition for public sale may exist. The total market value of 144A securities owned at June 30, 2009 was $1,867,038 or 2.05% of net assets.

ADR	-	American Depository Receipt

SCHEDULE OF INVESTMENTS BY SECTOR as of June 30, 2009
Sector	Percent of Net Assets
Consumer, Non-cyclical	22.1%
Industrial	13.9
Financial	13.1
Basic Materials	12.6
Consumer, Cyclical	11.5
Energy	9.7
Technology	7.2
Communications	2.9
Utilities	1.8
Short Term Investments	5.1
Total Investments	99.9
Other assets in excess of liabilities	0.1
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

EMERGING MARKETS FUND SCHEDULE OF INVESTMENTS (Unaudited) As of June 30 2009

	Number of Shares	Value
Common Stock - 95.4%
Brazil - 9.7%
Centrais Eletricas Brasileiras SA	7,000	$102,332
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	3,000	89,970
Itau Unibanco Banco Multiplo SA - ADR	19,950	315,809
Petroleo Brasileiro SA - ADR	18,700	766,326
Petroleo Brasileiro SA - ADR	36,500	1,217,639
Redecard SA	7,800	119,997
Tele Norte Leste Participacoes SA - ADR	18,400	273,608
Tim Participacoes SA - ADR	4,800	83,664
Vale SA Cl. B - ADR	26,800	472,484
Vivo Participacoes SA - ADR	15,400	291,676
		3,733,505
Chile - 1.7%
Empresa Nacional de Electricidad SA - ADR	2,500	124,475
Enersis SA - ADR	28,200	520,854
		645,329
Egypt - 0.7%
El Ezz Steel Co.	30,687	66,377
Maridive & Oil Services SAE	52,398	199,112
		265,489
Hong Kong - 5.0%
China Agri-Industries Holdings, Ltd.*	420,000	261,753
China Mobile, Ltd.	68,500	685,878
China Pharmaceutical Group, Ltd.	706,000	362,563
China Resources Land, Ltd.	94,000	208,861
Lai Fung Holdings, Ltd.	4,071,000	139,201
Minth Group Ltd.	212,000	175,070
SRE Group Ltd.*	670,000	85,587
		1,918,913
Hungary - 1.0%
Magyar Telekom Telecommunications PLC	125,622	369,253
India - 7.1%
3i Infotech, Ltd.	120,700	180,023
Allahabad Bank	110,743	180,083
Axis Bank, Ltd.	49,043	847,567
Balrampur Chini Mills, Ltd.	44,376	99,257
Bharat Petroleum Corp., Ltd.	11,903	106,830
Birla Corp., Ltd.	19,357	82,451
HDFC Bank, Ltd. - ADR	1,400	144,382
Hero Honda Motors, Ltd.	3,925	114,301
Larsen & Toubro, Ltd.	4,381	143,611
Maruti Suzuki India, Ltd.	4,229	94,812
Oil & Natural Gas Corp., Ltd.	5,158	114,697
Punjab National Bank, Ltd.	16,950	240,247
Tata Steel, Ltd.	29,574	241,660
Union Bank Of India	28,866	146,364
		2,736,285
Indonesia - 1.7%
Astra International Tbk PT	113,500	264,639
Bank Central Asia Tbk PT	583,000	201,330
Perusahaan Gas Negara PT	343,500	106,003
United Tractors Tbk PT	100,000	97,477
		669,449
Israel - 3.6%
Israel Chemicals, Ltd.	12,887	128,195
Makhteshim-Agan Industries, Ltd.	36,258	180,294

	Number of Shares	Value
Teva Pharmaceutical Industries, Ltd. - ADR	21,800	$1,075,611
		1,384,100
Kuwait - 0.0%
Global Investment House KSCC - GDR*	9,819	18,165
Malaysia - 1.1%
Bumiputra-Commerce Holdings Berhad	72,800	187,437
Lion Industries Corp. Berhad	423,800	150,711
Tenaga Nasional Berhad	39,000	84,879
		423,027
Mexico - 1.8%
America Movil SAB De CV Series L - ADR	13,800	534,336
Cemex SAB de CV - ADR*	19,004	177,497
		711,833
Philippines - 0.3%
Robinsons Land Corp.	894,500	126,392
Republic of China - 17.1%
Bank of China, Ltd. Cl. H	1,679,000	799,415
Bank of Communications Co., Ltd.	192,000	215,286
Chaoda Modern Agriculture Holdings, Ltd.	240,000	141,522
China Construction Bank Corp. Cl. H	1,021,000	790,447
China COSCO Holdings Co., Ltd. Cl. H	76,500	91,010
China Life Insurance Co., Ltd. Cl. H	147,000	544,371
China Petroleum & Chemical Corp. Cl. H	772,000	589,705
CNOOC, Ltd.	137,000	169,879
Dongfeng Motor Group Co., Ltd. Cl. H	248,000	210,559
Industrial & Commercial Bank of China	1,769,300	1,235,078
Maanshan Iron & Steel Cl. H*	448,000	281,516
PetroChina Co., Ltd. Cl. H	308,000	341,778
Semiconductor Manufacturing International Corp.*	3,920,000	197,263
Sino-Ocean Land Holdings, Ltd.	113,500	130,488
Tencent Holdings, Ltd.	40,200	467,354
Weiqiao Textile Co. Cl. H	162,000	84,239
Xingda International Holdings, Ltd.	329,000	106,553
Yanzhou Coal Mining Co., Ltd. Cl. H	106,000	146,074
		6,542,537
Russian Federation - 4.2%
Evraz Group SA - GDR	20,892	395,903
Gazprom OAO - ADR	13,200	267,696
LUKOIL - ADR	8,600	384,420
Mobile Telesystems OJSC - ADR	8,400	310,212
Sistema JSFC - GDR*	22,750	274,593
		1,632,824
South Africa - 7.7%
ABSA Group, Ltd.	16,595	236,381
Aveng, Ltd.	48,860	221,444
FirstRand, Ltd.	47,726	86,893
Harmony Gold Mining Co., Ltd. - ADR*	19,800	204,336
Impala Platinum Holdings, Ltd.	11,413	251,906
Kumba Iron Ore, Ltd.	6,554	153,613
MTN Group, Ltd.	37,679	577,248
Naspers, Ltd. Cl. N	18,490	486,042
Sanlam, Ltd.	132,278	295,988

	Number of Shares	Value
Sasol, Ltd.	2,536	$88,659
Standard Bank Group, Ltd.	16,301	187,232
Truworths International, Ltd.	36,816	176,393
		2,966,135
South Korea - 14.7%
Daewoo Securities Co., Ltd.	9,750	145,414
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	8,370	131,402
Honam Petrochemical Corp.	1,754	105,602
Hyosung Corp.	2,460	180,356
Hyundai Mobis	1,196	104,678
Hyundai Motor Co.	7,163	416,640
Kolon Industries, Inc.	6,990	184,908
Korea Zinc Co., Ltd.	2,069	224,935
Kyeryong Construction Industrial Co., Ltd.	6,450	113,411
LG Chem, Ltd.	2,802	306,824
LG Corp.	7,820	373,828
LG Dacom Corp.	5,000	69,273
LG Display Co., Ltd.	17,770	443,569
LG Electronics, Inc.	10,370	952,383
LG Telecom, Ltd.	58,630	369,098
NCSoft Corp.	1,130	162,322
POSCO	719	239,018
Samsung Electronics Co., Ltd.	871	404,751
SK Energy Co., Ltd.	2,991	240,651
SK Holdings Co., Ltd.	3,615	302,208
Youngone Corp.	16,590	149,759
		5,621,030
Taiwan - 11.2%
AU Optronics Corp.	947,000	923,620
Compal Electronics, Inc.	753,000	611,626
Formosa Plastics Corp.	60,000	106,980
Inventec Co., Ltd.	348,000	200,994
KGI Securities Co., Ltd.	382,000	174,642
Lite-On Technology Corp.	186,000	161,567
Macronix International Co., Ltd.	312,000	141,689
MediaTek, Inc.	38,000	454,008
POU Chen Corp.	133,000	81,478
Quanta Computer, Inc.	397,940	642,816
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	21,600	203,256
Tatung Co., Ltd.*	597,000	147,385
Uni-President Enterprises Corp.	151,000	155,556
Walsin Technology Corp.	501,000	160,332
WPG Holdings Co., Ltd.	154,000	152,780
		4,318,729
Thailand - 2.5%
PTT Exploration & Production PCL	36,700	146,498
PTT PCL	68,700	471,846
Thoresen Thai Agencies PCL	513,100	331,324
		949,668
Turkey - 3.5%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Cl. D	1,139,720	393,212
KOC Holding AS	201,124	348,255
Tupras Turkiye Petrol Rafine	9,201	112,602
Turk Hava Yollari	264,645	399,672
Turkiye Garanti Bankasi AS*	38,241	104,054
		1,357,795
United Kingdom - 0.8%
British American Tobacco PLC*	11,654	321,438
Total Common Stock (Cost: $29,570,026)		36,711,896

	Number of Shares	Value
Preferred Stock - 4.0%
Brazil - 4.0%
Bradespar SA	9,800	$128,013
Centrais Eletricas Brasileiras SA	24,500	318,783
Contax Participacoes SA	5,300	145,440
Investimentos Itau SA	136,900	609,128
Metalurgica Gerdau SA Cl. A	12,600	165,874
Usinas Siderurgicas de Minas Gerais SA	8,950	190,024
		1,557,262
Total Preferred Stock (Cost: $1,281,236)		1,557,262
Total Investments -99.4% (Cost: $30,851,262)		38,269,158
Other Assets In Excess Of Liabilities - 0.6%		231,917
Net Assets - 100.0%		$38,501,075

*	Non-income producing securities.

ADR	-	American Depository Receipt
GDR	-	Global Depository Receipt

SCHEDULE OF INVESTMENTS BY SECTOR as of June 30, 2009
Sector	Percent of Net Assets
Financial	21.0%
Energy	14.7
Communications	12.8
Basic Materials	11.8
Industrial	10.7
Technology	8.4
Consumer, Non-cyclical	6.7
Consumer, Cyclical	6.3
Utilities	3.5
Diversified	3.5
Total Investments	99.4
Other assets in excess of liabilities	0.6
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

INTERNATIONAL SYSTEMATIC FUND SCHEDULE OF INVESTMENTS (Unaudited) As of June 30, 2009

	Number of Shares	Value
Common Stock - 93.4%
Australia - 4.3%
BHP Billiton, Ltd.	11,995	$336,692
BlueScope Steel, Ltd.	76,009	155,467
Caltex Australia, Ltd.	39,748	445,060
Commonwealth Bank of Australia	21,382	674,166
ING Office Fund - REIT	304,405	113,204
OneSteel, Ltd.	77,125	160,867
Suncorp-Metway, Ltd.	80,370	435,333
		2,320,789
Belgium - 1.7%
Anheuser-Busch InBev NV	4,637	167,415
Delhaize Group	10,212	718,127
		885,542
Bermuda - 0.4%
Seadrill, Ltd.	15,000	213,934
Finland - 0.4%
Huhtamaki OYJ	13,050	134,538
Sponda OYJ*	27,600	78,588
		213,126
France - 11.1%
AXA SA	8,461	158,910
BNP Paribas	15,326	994,237
Credit Agricole SA	60,186	749,311
Fonciere Des Regions - REIT	2,108	158,439
France Telecom SA	20,019	453,767
Groupe Steria SCA	7,408	135,808
Sanofi-Aventis SA	17,067	1,002,327
SCOR SE	5,495	112,607
Total SA	18,455	996,090
Unibail-Rodamco - REIT	2,511	373,901
Vinci SA	3,519	157,876
Vivendi	22,530	538,335
Wendel	3,252	104,913
		5,936,521
Germany - 5.2%
Bayerische Motoren Werke AG	13,446	506,203
Bilfinger Berger AG	5,262	244,303
Deutsche Bank AG	12,880	780,366
E.ON AG	13,074	462,491
HeidelbergCement AG	3,246	133,403
K+S AG	2,221	124,705
RWE AG	6,601	519,331
		2,770,802
Greece - 1.0%
Public Power Corp. SA*	25,960	535,268
Hong Kong - 3.9%
BOC Hong Kong Holdings, Ltd.	445,000	779,749
Jardine Matheson Holdings, Ltd.	6,400	175,488
Noble Group, Ltd.	246,000	309,338
Shun Tak Holdings, Ltd.	362,000	228,409
Swire Pacific, Ltd. Cl. A	23,000	229,553
Techtronic Industries Co.	236,500	164,176
VTech Holdings, Ltd.	26,000	177,470
		2,064,183
Italy - 4.7%
Enel SpA	187,452	912,366
ENI SpA	49,493	1,169,749
Finmeccanica SpA	22,014	309,706
Italmobiliare SpA*	3,191	107,331
		2,499,152
Japan - 20.9%
Canon, Inc.	4,700	153,931

	Number of Shares	Value
COMSYS Holdings Corp.	14,000	$154,822
Cosmo Oil Co., Ltd.	135,000	458,931
Credit Saison Co., Ltd.	12,000	152,728
East Japan Railway Co.	4,300	258,931
Fast Retailing Co., Ltd.	1,600	208,944
Honda Motor Co., Ltd.	19,600	540,354
Hosiden Corp.	13,200	168,138
Ines Corp.	22,000	149,806
ITOCHU Corp.	95,000	661,658
JFE Holdings, Inc.	4,200	141,473
KDDI Corp.	56	297,165
Kyorin Co., Ltd.	10,000	151,526
Marubeni Corp.	84,000	372,618
Mitsubishi UFJ Financial Group, Inc.	64,600	400,381
Nintendo Co., Ltd.	900	248,401
Nippo Corp.	27,000	250,733
Nippon Electric Glass Co., Ltd.	36,000	403,710
Nippon Mining Holdings, Inc.	98,500	512,484
Nippon Soda Co., Ltd.	35,000	157,434
Nippon Telegraph & Telephone Corp.	6,500	264,083
Nissan Motor Co., Ltd.	70,000	425,144
Nomura Holdings, Inc.	32,400	273,344
Osaka Gas Co., Ltd.	61,000	194,725
Pacific Metals Co., Ltd.	17,000	131,793
Sasebo Heavy Industries Co., Ltd.	60,000	125,615
Seven & I Holdings Co., Ltd.	9,200	216,448
Shionogi & Co., Ltd.	15,000	290,252
Sojitz Corp.	96,400	211,813
Square Enix Holdings Co., Ltd.	5,900	138,503
Sumitomo Metal Mining Co., Ltd.	50,000	706,328
Sumitomo Osaka Cement Co., Ltd.	126,000	272,934
Taiheiyo Cement Corp.	66,000	113,551
Taiyo Yuden Co., Ltd.	25,000	275,691
The Sumitomo Trust & Banking Co., Ltd.	39,000	210,188
Tokuyama Corp.	39,000	286,583
Tokyo Electric Power Co., Inc.	13,500	346,997
Toyo Suisan Kaisha, Ltd.	24,100	496,312
Toyota Motor Corp.	9,300	353,744
		11,178,216
Luxembourg - 0.4%
ArcelorMittal	6,416	210,496
Netherlands - 2.1%
Koninklijke Ahold NV	46,357	532,146
Koninklijke KPN NV	31,699	435,689
Koninklijke Wessanen NV	37,635	144,113
		1,111,948
Norway - 0.3%
Marine Harvest*	221,000	148,328
Singapore - 1.0%
Keppel Corp., Ltd.	34,000	162,089
SembCorp Marine, Ltd.	89,000	165,413
Wilmar International, Ltd.	64,000	221,978
		549,480
Spain - 7.2%
Banco Santander SA	110,709	1,329,248
Mapfre SA	222,177	722,997
Repsol YPF SA	38,607	863,185
Telefonica SA	41,632	941,329
		3,856,759
Sweden - 2.8%
Boliden AB	62,200	467,634

	Number of Shares	Value
Hennes & Mauritz AB Cl. B	3,875	$192,553
Securitas AB Cl. B	50,730	428,869
Svenska Cellulosa AB Cl. B	41,200	430,726
		1,519,782
Switzerland - 4.7%
Credit Suisse Group AG	11,836	539,806
Nestle SA	7,436	279,786
Novartis AG	11,719	474,557
Swiss Reinsurance	12,671	418,735
Syngenta AG	563	130,584
Zurich Financial Services AG	3,898	686,017
		2,529,485
United Kingdom - 21.3%
Anglo American PLC	7,688	223,276
AstraZeneca PLC	30,018	1,320,166
Autonomy Corp. PLC*	7,682	181,796
BAE Systems PLC	108,355	604,034
Barclays PLC	84,032	391,638
BHP Billiton PLC	7,713	173,257
British American Tobacco PLC	32,425	893,367
Brixton PLC - REIT	103,767	68,783
Diageo PLC	15,935	228,704
GlaxoSmithKline PLC	86,983	1,530,605
J. Sainsbury PLC	26,754	137,907
Kingfisher PLC	236,161	691,503
Logica PLC	645,223	839,443
Pearson PLC	13,085	131,341
Premier Foods PLC*	224,000	135,569
Prudential PLC	121,153	825,019
Rio Tinto PLC	3,642	126,254
Royal Dutch Shell PLC Cl. B	43,842	1,101,791
RSA Insurance Group PLC	288,986	572,052
Taylor Wimpey PLC*	234,425	129,331
Vodafone Group PLC	512,937	990,024
Xstrata PLC	14,360	155,443
		11,451,303
Total Common Stock (Cost: $49,147,170)		49,995,114
Rights - 0.0%
Australia - 0.0%
ING Office Fund - REIT (Cost: $0)	121,762	984
	Principal Amount
Short Term Investments - 5.6%
Time Deposit - 5.6%
Wells Fargo - Grand Cayman
0.030%, 07/01/09 (Cost: $2,974,731)	$2,974,731	$2,974,731
Total Investments -99.0% (Cost: $52,121,901)		52,970,829
Other Assets In Excess Of Liabilities - 1.0%		534,909
Net Assets - 100.0%		$53,505,738

*	Non-income producing securities.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS BY SECTOR as of June 30, 2009
Sector	Percent of Net Assets
Financial	22.9%
Consumer, Non-cyclical	17.7
Energy	10.9
Consumer, Cyclical	8.9
Communications	7.9
Industrial	7.6
Basic Materials	7.3
Utilities	5.6
Technology	2.8
Diversified	1.8
Short Term Investments	5.6
Total Investments	99.0
Other assets in excess of liabilities	1.0
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

INTERNATIONAL GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) As of June 30 2009

	Number of Shares	Value
Common Stock - 96.1%
Australia - 6.3%
BHP Billiton, Ltd.	9,921	$278,476
BHP Billiton, Ltd. - ADR	2,200	120,406
Cochlear, Ltd.	8,564	399,490
CSL, Ltd.	8,764	227,791
Incitec Pivot, Ltd.	158,433	304,843
Rio Tinto, Ltd	9,026	380,907
WorleyParsons, Ltd.	8,227	158,363
		1,870,276
Belgium - 1.0%
Anheuser-Busch InBev NV	8,545	308,510
Brazil - 3.2%
Companhia Brasileira de Meios de Pagamento*	38,600	331,876
Petroleo Brasileiro SA - ADR	6,000	245,880
Vale SA Cl. B - ADR	20,600	363,178
		940,934
Canada - 2.2%
Barrick Gold Corp.	10,900	367,448
Rogers Communications, Inc. Cl. B	10,755	276,897
		644,345
Finland - 0.9%
Nokia OYJ	17,821	260,965
France - 7.2%
Alstom SA	7,383	435,512
BNP Paribas	6,946	450,605
Electricite de France	2,335	113,567
France Telecom SA	5,526	125,257
GDF Suez	5,626	209,435
Gemalto NV*	8,948	309,505
Total SA	8,861	478,264
		2,122,145
Germany - 8.1%
Bayer AG	4,981	267,028
E.ON AG	7,811	276,313
Fielmann AG	2,007	132,564
Fresenius Medical Care AG & Co. KGaA	13,055	583,957
Rhoen Klinikum AG	8,238	181,876
RWE AG - ADR	700	55,300
RWE AG	2,329	183,233
SAP AG - ADR	1,764	70,895
SAP AG	6,361	255,801
Siemens AG	3,191	220,033
Stada Arzneimittel AG	7,440	185,860
		2,412,860
Hong Kong - 4.9%
China Mobile, Ltd.	13,000	130,167
Hengan International Group Co., Ltd.	22,000	102,193
HongKong Electric Holdings	107,000	595,744
Huabao International Holdings, Ltd.	105,000	101,612
Minth Group Ltd.	192,000	158,554
Wharf Holdings, Ltd.	86,000	365,082
		1,453,352
Ireland - 0.9%
Icon PLC - ADR*	12,700	274,066
Israel - 1.2%
Teva Pharmaceutical Industries, Ltd. - ADR	7,010	345,873

	Number of Shares	Value
Italy - 1.9%
Saipem SpA	18,468	$449,178
Snam Rete Gas SpA	28,070	123,137
		572,315
Japan - 19.5%
Aisin Seiki Co., Ltd.	9,600	208,447
Bridgestone Corp.	13,000	204,125
Canon, Inc.	8,700	284,935
East Japan Railway Co.	5,300	319,148
Fanuc, Ltd.	3,500	281,495
Honda Motor Co., Ltd.	10,400	286,718
JFE Holdings, Inc.	4,600	154,946
Kirin Holdings Co., Ltd.	5,500	76,955
Kubota Corp.	38,000	313,893
Mitsubishi Electric Corp.	31,400	198,843
Mitsubishi Estate Co., Ltd.	18,200	303,884
Mitsubishi UFJ Financial Group, Inc.	84,000	520,620
Mizuho Financial Group, Inc.	91,500	214,323
Nomura Holdings, Inc.	29,000	244,660
Osaka Gas Co., Ltd.	80,600	257,292
Sony Corp.	5,200	136,083
Sumitomo Mitsui Financial Group, Inc.	1,928	78,531
The Japan Steel Works, Ltd.	40,100	495,406
Tokio Marine Holdings, Inc.	5,700	157,734
Tokyo Electric Power Co., Inc.	11,200	287,879
Toyo Tanso Co., Ltd.	5,100	195,046
Toyota Motor Corp. - ADR	1,300	98,189
Toyota Motor Corp.	7,300	277,670
Unicharm Corp.	2,000	152,770
		5,749,592
Netherlands - 3.2%
ING Groep NV	27,489	276,534
Koninklijke KPN NV - ADR	6,400	88,640
Koninklijke KPN NV	32,983	453,338
Royal Dutch Shell PLC Cl. A	5,534	138,345
		956,857
Republic of China - 5.3%
Anhui Conch Cement Co., Ltd. Cl. H	54,000	337,584
China Life Insurance Co., Ltd. Cl. H	39,000	144,425
China Shenhua Energy Co., Ltd. Cl. H	88,000	321,908
China Yurun Food Group Ltd.	96,000	144,680
Maanshan Iron & Steel Cl. H*	250,000	157,096
Shandong Weigao Group Medical Polymer Co., Ltd. Cl. H	68,000	174,781
Tencent Holdings, Ltd.	12,400	144,159
ZTE Corp. Cl. H	40,800	141,615
		1,566,248
Singapore - 0.7%
DBS Group Holdings, Ltd.	27,000	220,126
South Korea - 1.0%
Hyundai Motor Co.	5,262	306,067
Spain - 1.1%
Iberdrola SA	22,006	178,410
Telefonica SA	6,918	156,421
		334,831
Switzerland - 9.3%
ACE, Ltd.	8,000	353,840
Credit Suisse Group AG	6,581	300,140
Julius Baer Holding AG	3,777	146,489

	Number of Shares	Value
Nestle SA	17,572	$661,162
Roche Holding AG	5,458	741,250
Syngenta AG	1,683	390,361
UBS AG*	13,994	171,008
		2,764,250
United Kingdom - 18.2%
ARM Holdings PLC	169,252	333,782
BG Group PLC	21,898	367,118
BP PLC	56,889	447,640
British American Tobacco PLC	25,716	708,522
Diageo PLC	27,289	391,660
HSBC Holdings PLC	28,800	238,332
HSBC Holdings PLC	21,533	182,404
Imperial Tobacco Group PLC	13,254	344,436
International Power PLC	86,047	337,261
Marks & Spencer Group PLC	62,894	316,946
Reckitt Benckiser Group PLC	9,785	445,725
SSL International PLC	17,971	153,305
Standard Chartered PLC	33,550	649,351
Unilever PLC	8,445	198,045
Vodafone Group PLC - ADR	3,400	66,266
Vodafone Group PLC	109,535	211,414
		5,392,207
Total Common Stock (Cost: $26,426,307)		28,495,819
Preferred Stock - 1.5%
Brazil - 1.5%
Usinas Siderurgicas de Minas Gerais SA (Cost: $276,755)	21,550	457,544
	Principal Amount
Short Term Investments - 4.0%
Time Deposit - 4.0%
Wells Fargo - Grand Cayman
0.030%, 07/01/09 (Cost: $1,179,846)	$1,179,846	$1,179,846
Total Investments -101.6% (Cost: $27,882,908)		30,133,209
Liabilities In Excess of Other Assets - (1.6)%		(463,492)
Net Assets - 100.0%		$29,669,717

*	Non-income producing securities.

ADR	-	American Depository Receipt

SCHEDULE OF INVESTMENTS BY SECTOR as of June 30, 2009
Sector	Percent of Net Assets
Consumer, Non-cyclical	24.3%
Financial	15.5
Basic Materials	11.2
Industrial	10.0
Utilities	8.9
Energy	8.3
Consumer, Cyclical	7.1
Communications	6.8
Technology	4.2
Diversified	1.3
Short Term Investments	4.0
Total Investments	101.6
Liabilities in excess of other assets	(1.6)
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

U.S. HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) As of June 30 2009

	Principal Amount	Value
Corporate Bonds - 91.0%
Advertising Agencies - 1.1%
Interpublic Group of Cos, Inc. 144A#
10.000%, 07/15/17	$690,000	$698,625
Aerospace/Defense-Equipment - 1.9%
BE Aerospace, Inc.
8.500%, 07/01/18	675,000	637,875
TransDigm, Inc.
7.750%, 07/15/14	645,000	615,975
		1,253,850
Apparel Manufacturers - 2.8%
Levi Strauss & Co.
9.750%, 01/15/15	890,000	878,875
Oxford Industries, Inc. 144A#
11.375%, 07/15/15	495,000	488,194
Quiksilver, Inc.
6.875%, 04/15/15	880,000	470,800
		1,837,869
Auto/Truck Parts & Equipment-Original - 0.7%
Accuride Corp.
8.500%, 02/01/15	840,000	212,100
Tenneco, Inc.
8.625%, 11/15/14	290,000	210,250
		422,350
Auto/Truck Parts & Equipment-Replacement - 1.2%
Exide Technologies
10.500%, 03/15/13	955,000	783,100
Beverages-Non-alcoholic - 1.5%
Cott Beverages USA, Inc.
8.000%, 12/15/11	1,035,000	980,663
Building Products-Cement/Aggregate - 1.0%
Texas Industries, Inc. 144A#
7.250%, 07/15/13	695,000	632,450
Building-Residential/Commercial - 1.4%
DR Horton, Inc.
6.500%, 04/15/16	1,080,000	928,800
Cable/Satellite TV - 3.7%
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%, 03/15/13	540,000	544,050
Echostar DBS Corp.
7.125%, 02/01/16	800,000	750,000
Mediacom Broadband LLC / Mediacom Broadband Corp.
8.500%, 10/15/15	300,000	271,500
Mediacom LLC / Mediacom Capital Corp.
9.500%, 01/15/13	875,000	837,813
		2,403,363
Casino Hotels - 2.7%
Harrah's Operating Co., Inc. 144A#
10.000%, 12/15/18	420,000	243,600
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. 144A#
11.250%, 06/01/17	1,045,000	992,750
MGM Mirage
6.625%, 07/15/15	765,000	502,988
		1,739,338
Cellular Telecommunications - 4.5%
Centennial Communications Corp.
10.000%, 01/01/13	260,000	275,600
Cricket Communications, Inc.
9.375%, 11/01/14	985,000	975,150

	Principal Amount	Value
MetroPCS Wireless, Inc. 144A#
9.250%, 11/01/14	$870,000	$865,650
Nextel Communications, Inc.
7.375%, 08/01/15	965,000	774,412
		2,890,812
Chemicals-Specialty - 1.0%
Ashland, Inc. 144A#
9.125%, 06/01/17	600,000	625,500
Coal - 1.4%
Peabody Energy Corp.
7.375%, 11/01/16	930,000	883,500
Commercial Services-Finance - 1.0%
Deluxe Corp.
7.375%, 06/01/15	790,000	635,950
Computer Services - 0.6%
Unisys Corp.
8.000%, 10/15/12	625,000	378,125
Consumer Products-Miscellaneous - 1.3%
Jarden Corp.
7.500%, 05/01/17	970,000	853,600
Containers-Metal/Glass - 1.6%
BWAY Corp. 144A#
10.000%, 04/15/14	525,000	526,312
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/15	530,000	520,725
		1,047,037
Data Processing/Management - 0.5%
First Data Corp.
9.875%, 09/24/15	435,000	311,025
Distribution/Wholesale - 0.5%
KAR Holdings, Inc.
8.750%, 05/01/14	345,000	297,563
Diversified Banking Institution - 1.4%
GMAC LLC 144A#
6.750%, 12/01/14	1,122,000	891,990
Diversified Manufacturing Operations - 1.0%
Harland Clarke Holdings Corp.
9.500%, 05/15/15	595,000	462,612
Park-Ohio Industries, Inc.
8.375%, 11/15/14	345,000	175,950
		638,562
Diversified Operations - 1.3%
Kansas City Southern Railway
8.000%, 06/01/15	670,000	626,450
Kansas City Southern Railway
13.000%, 12/15/13	175,000	193,375
		819,825
Diversified Operations/Commercial Services - 1.1%
ARAMARK Corp.
8.500%, 02/01/15	725,000	706,875
Electric-Generation - 2.1%
Allegheny Energy Supply Co. LLC 144A#
8.250%, 04/15/12	750,000	780,851
Edison Mission Energy
7.000%, 05/15/17	750,000	579,375
		1,360,226
Electric-Integrated - 1.1%
Energy Future Holdings Corp.
10.875%, 11/01/17	950,000	698,250

	Principal Amount	Value
Electronic Components-Semiconductors - 0.8%
Advanced Micro Devices, Inc.
7.750%, 11/01/12	$340,000	$226,950
Amkor Technology, Inc.
9.250%, 06/01/16	300,000	279,375
		506,325
Filtration/Separation Products - 0.8%
Polypore, Inc.
8.750%, 05/15/12	545,000	485,731
Finance-Auto Loans - 1.8%
Ford Motor Credit Co. LLC
7.000%, 10/01/13	670,000	539,166
Ford Motor Credit Co. LLC
9.875%, 08/10/11	670,000	620,066
		1,159,232
Finance-Commercial - 0.8%
CIT Group, Inc.
7.625%, 11/30/12	790,000	541,314
Finance-Consumer Loans - 0.3%
American General Finance Corp.
6.900%, 12/15/17	360,000	195,190
Independent Power Producer - 0.8%
NRG Energy, Inc.
7.375%, 01/15/17	575,000	543,375
Machinery-Construction & Mining - 0.7%
Terex Corp.
7.375%, 01/15/14	490,000	450,800
Machinery-Electrical - 1.0%
Baldor Electric Co.
8.625%, 02/15/17	695,000	646,350
Medical-Drugs - 0.4%
Valeant Pharmaceuticals International 144A#
8.375%, 06/15/16	240,000	239,400
Medical-Hospitals - 3.8%
AMR HoldCo, Inc. / EmCare HoldCo, Inc.
10.000%, 02/15/15	810,000	826,200
Community Health Systems, Inc.
8.875%, 07/15/15	840,000	827,400
HCA, Inc.
9.250%, 11/15/16	810,000	799,875
		2,453,475
Medical-Nursing Homes - 1.2%
Sun Healthcare Group, Inc.
9.125%, 04/15/15	755,000	751,225
Medical-Outpatient/Home Medical Care - 2.0%
Apria Healthcare Group, Inc. 144A#
11.250%, 11/01/14	570,000	560,025
Res-Care, Inc.
7.750%, 10/15/13	770,000	723,800
		1,283,825
MRI/Medical Diagnostic Imaging - 1.3%
Alliance HealthCare Services, Inc.
7.250%, 12/15/12	665,000	648,375
Alliance Imaging, Inc.
7.250%, 12/15/12	165,000	160,875
		809,250
Multi-line Insurance - 0.2%
American International Group, Inc. 144A#,++
8.175%, 05/15/38	385,000	109,936
Networking Products - 0.3%
Anixter International, Inc.
10.000%, 03/15/14	165,000	165,000

	Principal Amount	Value
Oil Companies-Exploration & Production - 6.4%
Chesapeake Energy Corp.
6.875%, 01/15/16	$835,000	$741,063
Forest Oil Corp.
7.250%, 06/15/19	380,000	342,000
Mariner Energy, Inc.
11.750%, 06/30/16	485,000	485,000
PetroHawk Energy Corp.
7.875%, 06/01/15	790,000	734,700
SandRidge Energy, Inc. 144A#
8.000%, 06/01/18	635,000	546,100
SandRidge Energy, Inc. 144A#
9.875%, 05/15/16	1,000,000	970,000
Southwestern Energy Co. 144A#
7.500%, 02/01/18	340,000	328,100
		4,146,963
Oil-Field Services - 0.4%
Helix Energy Solutions Group, Inc. 144A#
9.500%, 01/15/16	295,000	270,663
Paper & Related Products - 1.1%
Neenah Paper, Inc.
7.375%, 11/15/14	790,000	512,512
NewPage Corp.
10.000%, 05/01/12	465,000	225,525
		738,037
Pipelines - 2.3%
Dynegy Holdings, Inc.
7.750%, 06/01/19	760,000	595,650
El Paso Corp.
8.250%, 02/15/16	895,000	874,862
		1,470,512
Printing-Commercial - 1.0%
Cenveo Corp.
7.875%, 12/01/13	935,000	659,175
Quarrying - 0.9%
Compass Minerals International, Inc. 144A#
8.000%, 06/01/19	575,000	572,844
Racetracks - 0.4%
Speedway Motorsports, Inc. 144A#
8.750%, 06/01/16	285,000	289,988
Real Estate Management/Service - 0.7%
CB Richard Ellis Services, Inc. 144A#
11.625%, 06/15/17	485,000	483,788
Rental Auto/Equipment - 1.7%
Hertz Corp.
10.500%, 01/01/16	590,000	528,050
United Rentals North America, Inc. 144A#
10.875%, 06/15/16	605,000	583,825
		1,111,875
Retail-Apparel/Shoe - 1.6%
Brown Shoe Co., Inc.
8.750%, 05/01/12	555,000	507,825
Phillips-Van Heusen Corp.
8.125%, 05/01/13	500,000	493,750
		1,001,575
Retail-Automobile - 0.3%
Penske Auto Group, Inc.
7.750%, 12/15/16	240,000	195,000
Retail-Computer Equipment - 1.1%
GameStop Corp./GameStop, Inc.
8.000%, 10/01/12	720,000	729,000
Retail-Drug Store - 0.8%
Rite Aid Corp.
7.500%, 03/01/17	640,000	504,000

	Principal Amount	Value
Retail-Propane Distribution - 1.3%
Inergy LP/Inergy Finance Corp.
8.250%, 03/01/16	$845,000	$809,087
Retail-Regional Department Stores - 0.2%
The Neiman Marcus Group, Inc.
10.375%, 10/15/15	225,000	132,750
Satellite Telecommunications - 2.5%
DigitalGlobe, Inc. 144A#
10.500%, 05/01/14	850,000	884,000
Hughes Network Systems LLC/HNS Finance Corp.
9.500%, 04/15/14	740,000	725,200
		1,609,200
Steel-Producers - 0.9%
Steel Dynamics, Inc.
7.375%, 11/01/12	645,000	614,362
Super-Regional Banks-US - 0.6%
BAC Capital Trust XI
6.625%, 05/23/36	530,000	400,728
Telecommunications Services - 3.6%
MasTec, Inc.
7.625%, 02/01/17	1,155,000	1,006,294
Time Warner Telecom Holdings, Inc.
9.250%, 02/15/14	825,000	822,937
West Corp.
11.000%, 10/15/16	585,000	491,400
		2,320,631
Telephone-Integrated - 4.4%
Cincinnati Bell, Inc.
8.375%, 01/15/14	880,000	818,400
Qwest Capital Funding, Inc.
7.250%, 02/15/11	405,000	394,875
Sprint Capital Corp.
8.375%, 03/15/12	850,000	841,500
Windstream Corp.
8.625%, 08/01/16	820,000	789,250
		2,844,025
Web Hosting/Design - 0.9%
Terremark Worldwide, Inc. 144A#
12.000%, 06/15/17	610,000	588,650
Wire & Cable Products - 2.1%
Anixter, Inc.
5.950%, 03/01/15	750,000	631,875
General Cable Corp.
7.125%, 04/01/17	815,000	743,687
		1,375,562
Wireless Equipment - 1.2%
Crown Castle International Corp.
9.000%, 01/15/15	745,000	761,762
Total US Corporate Bonds (Cost: $61,141,181)		58,689,853
	Principal Amount	Value
Foreign Corporate Bonds - 4.6%
Cellular Telecommunications - 1.5%
Millicom international Cellular SA
10.000%, 12/01/13	955,000	972,906
Cruise Lines - 0.9%
Royal Carribean Cruises
11.875%, 07/15/15	625,000	608,744
Oil Companies-Exploration & Production - 1.0%
OPTI Canada, Inc.
8.250%, 12/15/14	1,000,000	665,000

	Principal Amount	Value
Satellite Telecommunications - 1.2%
Intelsat Jackson Holdings, Ltd. 144A#
9.500%, 06/15/16	$735,000	$742,350
Total Foreign Corporate Bonds (Cost: $2,971,047)		2,989,000
	Principal Amount
Short Term Investments - 3.3%
Time Deposit - 3.3%
Wells Fargo - Grand Cayman
0.030%, 07/01/09 (Cost: $2,090,243)	$2,090,243	$2,090,243
Total Investments -98.9% (Cost: $66,202,471)		63,769,096
Other Assets In Excess Of Liabilities - 1.1%		711,118
Net Assets - 100.0%		$64,480,214

#	144A Security. Certain condition for public sale may exist. The total market value of 144A securities owned at June 30, 2009 was $13,915,591 or 21.58% of net assets.
++	The coupon rate shown on floating rate securities represents the rate at June 30, 2009.

SCHEDULE OF INVESTMENTS BY SECTOR as of June 30, 2009
Sector	Percent of Net Assets
Communications	24.9%
Consumer, Non-cyclical	16.3
Consumer, Cyclical	15.9
Energy	11.5
Industrial	10.1
Financial	5.8
Utilities	4.0
Basic Materials	3.9
Technology	1.9
Diversified	1.3
Short Term Investments	3.3
Total Investments	98.9
Other assets in excess of liabilities	1.1
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

Notes to Schedule of Investments - June 30, 2009 (Unaudited)

Note 1 - Fair Value of Financial Instruments

FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The three levels defined by the hierarchy are as follows:

Level I – quoted prices in active markets for identical securities.

Level II – significant observable inputs (including quoted prices for similar securities, interest rates prepayment speeds, credit risk, etc.).

Level III – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy.  The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest input level that is significant to the fair value measurement in its entirety.

The Funds have adopted FAS 157-4 which provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly.  FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same.  Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.

In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value of each Fund’s securities is summarized in the following table:

	At June 30, 2009	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. Ultra Micro Cap Fund
Investments, at value
Common Stock	$1,467,399	$1,467,399	$-	$-
Limited Partnership	16,000	16,000	-	-
Short Term Investments	25,317	25,317	-	-
Total	1,508,716	1,508,716	-	-

U.S. Micro Cap Fund
Investments, at value
Common Stock	48,439,094	48,439,094	-	-
Short Term Investments	1,106,374	1,106,374	-	-
Total	49,545,468	49,545,468	-	-

U.S. Emerging Growth Fund
Investments, at value
Common Stock	10,374,939	10,374,939	-	-
Limited Partnership	77,672	77,672	-	-
Short Term Investments	276,117	276,117	-	-
Total	10,728,728	10,728,728	-	-

U.S. Small to Mid Cap Growth Fund
Investments, at value
Common Stock	3,760,149	3,760,149	-	-
Limited Partnership	24,966	24,966	-	-
Short Term Investments	72,996	72,996	-	-
Total	3,858,111	3,858,111	-	-

U.S. Systematic Large Cap Growth Fund
Investments, at value
Common Stock	4,690,738	4,690,738	-	-
Short Term Investments	37,184	37,184	-	-
Total	4,727,922	4,727,922	-	-

U.S. Convertible Fund
Investments, at value
Convertible Corporate Bonds	280,899,041	280,899,041	-	-
Convertible Preferred Stock	52,042,490	52,042,490	-	-
Common Stock	4,104,932	4,104,932	-	-
Short Term Investments	7,701,136	7,701,136	-	-
Total	344,747,599	344,747,599	-	-

Global Select Fund
Investments, at value
Common Stock	19,856,968	19,823,731	32,832	405
Short Term Investments	875,765	875,765	-	-
Total	20,732,733	20,699,496	32,832	405

International Growth Opportunities Fund
Investments, at value
Common Stock	81,540,684	81,537,551	-	3,133
Equity-Linked Securities	3,154,087	3,154,087	-	-
Preferred Stock	1,844,193	1,844,193	-	-
Short Term Investments	4,622,271	4,622,271	-	-
Total	91,161,235	91,158,102	-	3,133

Emerging Markets Fund
Investments, at value
Common Stock	36,711,896	36,543,972	18,165	149,759
Preferred Stock	1,557,262	1,557,262	-	-
Total	38,269,158	38,101,234	18,165	149,759

International Systematic Fund
Investments, at value
Common Stock	49,995,114	49,995,114	-	-
Rights	984	984	-	-
Short Term Investments	2,974,731	2,974,731	-	-
Total	52,970,829	52,970,829	-	-

International Growth Fund
Investments, at value
Common Stock	28,495,819	28,495,819	-	-
Preferred Stock	457,544	457,544	-	-
Short Term Investments	1,179,846	1,179,846	-	-
Total	30,133,209	30,133,209	-	-

U.S. High Yield Fund
Investments, at value
Corporate Bonds	58,689,853	58,689,853	-	-
Foreign Corporate Bonds	2,989,000	2,989,000
Short Term Investments	2,090,243	2,090,243	-	-
Total	63,769,096	63,769,096	-	-

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period of April 1, 2009 through June 30, 2009 was as follows:

	Total	Common Stock
Global Select Fund
Balance as of March 31, 2009	$17,087	$17,087
Net purchases (sales)	-	-
Accrued discounts (premiums)	-	-
Net realized and unrealized gain (loss)	-	-
Transfers in and/or out of Level 3	(16,682)	(16,682)
Balance as of June 30, 2009	$405	$405

	Total	Common Stock
International Growth Opportunities Fund
Balance as of March 31, 2009	$3,133	$3,133
Net purchases (sales)	-	-
Accrued discounts (premiums)	-	-
Net realized and unrealized gain (loss)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of June 30, 2009	$3,133	$3,133

	Total	Common Stock
Emerging Markets Fund
Balance as of March 31, 2009	$156,915	$156,915
Net purchases (sales)	-	-
Accrued discounts (premiums)	-	-
Net realized and unrealized gain (loss)	-	-
Transfers in and/or out of Level 3	(7,156)	(7,156)
Balance as of June 30, 2009	$149,759	$149,759

	Total	Common Stock
International Systematic Fund
Balance as of March 31, 2009	$119,105	$119,105
Net purchases (sales)	(138,830)	(138,830)
Accrued discounts (premiums)	-	-
Net realized and unrealized gain (loss)	19,725	19,725
Transfers in and/or out of Level 3	-	-
Balance as of June 30, 2009	$-	$-

Note 2 - New Accounting Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), was issued and became effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons a Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

In September 2008, “FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4” (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161,” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No.133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP was effective at March 31, 2009, whereas disclosures required by SFAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management has reviewed SFAS 161 and the FSP and has determined that these implementations do not have a material impact on the Funds as of June 30, 2009.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive and financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this Form N-Q, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT 3(a)(1).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Institutional Funds

By: (Signature and Title)

/s/ Horacio A. Valeiras
------------------------
Horacio A. Valeiras
Title:  President (Principal Executive Officer) and Trustee
Date: August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Horacio A. Valeiras
---------------------------
Horacio A. Valeiras
Title: President (Principal Executive Officer) and Trustee
Date: August 25, 2009

By: (Signature and Title)

/s/ Deborah A. Wussow
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Deborah A. Wussow
Title: Treasurer (Principal Financial Officer and Principal Accounting Officer)
Date: August 25, 2009